STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

July 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8%
Aerospace & Defense - .5%
GE Capital International Funding Co., Gtd. Notes	4.42	11/15/2035	100,000	95,058
General Dynamics Corp., Gtd. Notes	4.25	4/1/2050	150,000	129,830
HEICO Corp., Gtd. Notes	5.35	8/1/2033	100,000	101,464
L3Harris Technologies, Inc., Sr. Unscd. Notes	5.05	4/27/2045	200,000	190,078
Lockheed Martin Corp., Sr. Unscd. Notes	3.55	1/15/2026	117,000	115,131
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	250,000	217,370
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	160,000	130,610
Northrop Grumman Corp., Sr. Unscd. Notes	4.70	3/15/2033	100,000	98,932
RTX Corp., Sr. Unscd. Notes	3.13	5/4/2027	110,000	105,519
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	210,000	205,711
RTX Corp., Sr. Unscd. Notes	4.63	11/16/2048	105,000	92,765
RTX Corp., Sr. Unscd. Notes	6.10	3/15/2034	75,000	80,864
RTX Corp., Sr. Unscd. Notes	6.40	3/15/2054	75,000	84,341
RTX Corp., Sr. Unscd. Notes	7.20	8/15/2027	150,000	161,471
The Boeing Company, Sr. Unscd. Notes	2.95	2/1/2030	125,000	109,977
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000	147,993
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	85,636
The Boeing Company, Sr. Unscd. Notes	3.83	3/1/2059	100,000	66,000
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	250,000	246,298
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	200,000	184,144
				2,649,192
Agriculture - .3%
Altria Group, Inc., Gtd. Notes	3.40	2/4/2041	80,000	59,612
Altria Group, Inc., Gtd. Notes	3.70	2/4/2051	200,000	139,871
Altria Group, Inc., Gtd. Notes	4.80	2/14/2029	150,000	149,869
Archer-Daniels-Midland Co., Sr. Unscd. Notes	2.50	8/11/2026	350,000	335,208
BAT Capital Corp., Gtd. Notes	3.56	8/15/2027	43,000	41,456
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	180,000	158,235
BAT Capital Corp., Gtd. Notes	5.65	3/16/2052	200,000	187,120
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	200,000	189,656
Philip Morris International, Inc., Sr. Unscd. Notes	4.50	3/20/2042	300,000	265,065
Philip Morris International, Inc., Sr. Unscd. Notes	4.75	2/12/2027	100,000	100,281
Philip Morris International, Inc., Sr. Unscd. Notes	5.13	11/17/2027	150,000	152,057
Reynolds American, Inc., Gtd. Notes	5.70	8/15/2035	100,000	101,119
				1,879,549
Airlines - .2%
American Airlines Pass Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	337,579	323,758
JetBlue Pass Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	237,816	208,789

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Airlines - .2% (continued)
Southwest Airlines Co., Sr. Unscd. Notes	5.13	6/15/2027	125,000	125,581
United Airlines Pass Through Trust, Ser. 2013-1, Cl. A	4.30	8/15/2025	528,322	521,847
				1,179,975
Asset-Backed Certificates - .0%
Verizon Master Trust, Ser. 2022-6, Cl. A	3.67	1/22/2029	200,000	197,219
Asset-Backed Certificates/Auto Receivables - ..2%
Capital One Prime Auto Receivables Trust, Ser. 2021-1, Cl. A4	1.04	4/15/2027	100,000	95,717
CarMax Auto Owner Trust, Ser. 2023-4, Cl.A3	6.00	7/17/2028	200,000	203,776
GM Financial Consumer Automobile Receivables Trust, Ser. 2023-1, Cl. A3	4.66	2/16/2028	200,000	199,201
Hyundai Auto Receivables Trust, Ser. 2023-C, CI. A3	5.54	10/16/2028	325,000	329,598
Santander Drive Auto Receivables Trust, Ser. 2023-4, Cl. A3	5.73	4/17/2028	200,000	201,089
Santander Drive Auto Receivables Trust, Ser. 2024-1, Cl. A3	5.25	4/17/2028	100,000	100,116
Toyota Auto Receivables Owner Trust, Ser. 2022-C. CI. A4	3.77	2/15/2028	100,000	98,130
World Omni Auto Receivables Trust, Ser. 2023-B, CI. A3	4.66	5/15/2028	150,000	149,387
				1,377,014
Asset-Backed Certificates/Credit Cards - .1%
American Express Credit Account Master Trust, Ser. 2023-2, Cl.A	4.80	5/15/2030	250,000	253,361
Capital One Multi-Asset Execution Trust, Ser. 2021-A2, CI. A2	1.39	7/15/2030	300,000	267,057
Citibank Credit Card Issuance Trust, Ser. 2023-A1, Cl. A1	5.23	12/8/2027	147,000	147,578
				667,996
Automobiles & Components - .7%
American Honda Finance Corp., Sr. Unscd. Notes	4.60	4/17/2030	100,000	100,215
American Honda Finance Corp., Sr. Unscd. Notes	5.13	7/7/2028	100,000	101,900
American Honda Finance Corp., Sr. Unscd. Notes	5.65	11/15/2028	100,000	104,074
Cummins, Inc., Sr. Unscd. Notes	1.50	9/1/2030	100,000	83,974
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	100,000	62,491
Cummins, Inc., Sr. Unscd. Notes	4.90	2/20/2029	100,000	101,682
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.95	5/28/2027	400,000	395,563
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.80	11/7/2028	200,000	209,754
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	200,000	213,673
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	180,000	176,054
General Motors Co., Sr. Unscd. Notes	5.20	4/1/2045	190,000	171,019
General Motors Financial Co., Inc., Sr. Unscd. Notes	1.25	1/8/2026	200,000	189,404

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Automobiles & Components - .7% (continued)
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	100,000		83,966
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	300,000		273,933
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	6/10/2031	30,000		25,435
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.40	5/8/2027	100,000		101,140
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.80	1/7/2029	100,000		102,877
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.85	4/6/2030	100,000	[a]	103,383
Magna International, Inc., Sr. Unscd. Notes	2.45	6/15/2030	200,000		177,401
Mercedes-Benz Finance North America LLC, Gtd. Notes	8.50	1/18/2031	200,000		242,067
PACCAR Financial Corp., Sr. Unscd. Notes	5.05	8/10/2026	200,000	[a]	201,997
Toyota Motor Corp., Sr. Unscd. Bonds	3.67	7/20/2028	200,000		195,038
Toyota Motor Corp., Sr. Unscd. Notes	5.12	7/13/2033	100,000		106,617
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	150,000		124,696
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.63	1/12/2028	200,000		200,977
				3,849,330
Banks - 5.7%
Banco Bilbao Vizcaya Argentaria SA, Sr. Notes	5.86	9/14/2026	200,000		201,088
Banco Santander SA, Sr. Notes	3.80	2/23/2028	400,000		383,614
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000		168,755
Bank of America Corp., Sr. Unscd. Notes	1.92	10/24/2031	250,000		209,566
Bank of America Corp., Sr. Unscd. Notes	2.30	7/21/2032	260,000		218,369
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	270,000		238,465
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	125,000		106,242
Bank of America Corp., Sr. Unscd. Notes	2.59	4/29/2031	250,000		221,004
Bank of America Corp., Sr. Unscd. Notes	2.68	6/19/2041	145,000		103,962
Bank of America Corp., Sr. Unscd. Notes	2.83	10/24/2051	250,000		164,074
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	120,000		104,077
Bank of America Corp., Sr. Unscd. Notes	2.97	7/21/2052	85,000		57,367
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	130,000		120,309
Bank of America Corp., Sr. Unscd. Notes	3.97	3/5/2029	150,000		145,567
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	180,000		176,349
Bank of America Corp., Sr. Unscd. Notes	5.00	1/21/2044	250,000	[a]	243,758
Bank of America Corp., Sr. Unscd. Notes	5.08	1/20/2027	200,000		200,173
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	100,000		102,291
Bank of America Corp., Sr. Unscd. Notes	5.87	9/15/2034	150,000		157,477
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	300,000		312,431
Bank of America Corp., Sr. Unscd. Notes, Ser. N	3.48	3/13/2052	50,000		37,245
Bank of America Corp., Sub. Notes	3.85	3/8/2037	200,000		180,034
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	250,000		244,615

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Banks - 5.7% (continued)
Bank of Montreal, Sr. Unscd. Notes	0.95	1/22/2027	300,000		283,067
Bank of Montreal, Sr. Unscd. Notes	5.27	12/11/2026	100,000		101,218
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	90,000		84,432
Barclays PLC, Sr. Unscd. Notes	4.34	1/10/2028	200,000		195,656
Barclays PLC, Sr. Unscd. Notes	4.38	1/12/2026	200,000		198,211
Barclays PLC, Sr. Unscd. Notes	5.25	8/17/2045	300,000		291,173
Barclays PLC, Sr. Unscd. Notes	5.83	5/9/2027	200,000		202,296
Barclays PLC, Sr. Unscd. Notes	6.22	5/9/2034	200,000		210,562
Citigroup, Inc., Sr. Unscd. Notes	3.67	7/24/2028	500,000		483,134
Citigroup, Inc., Sr. Unscd. Notes	3.88	1/24/2039	60,000		51,918
Citigroup, Inc., Sr. Unscd. Notes	4.08	4/23/2029	100,000		97,454
Citigroup, Inc., Sr. Unscd. Notes	4.28	4/24/2048	200,000		170,181
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/23/2048	150,000		135,496
Citigroup, Inc., Sr. Unscd. Notes	4.91	5/24/2033	70,000		68,791
Citigroup, Inc., Sr. Unscd. Notes	6.27	11/17/2033	300,000		321,458
Citigroup, Inc., Sr. Unscd. Notes	6.63	1/15/2028	100,000		106,412
Citigroup, Inc., Sub. Notes	5.50	9/13/2025	300,000		301,059
Citigroup, Inc., Sub. Notes	5.83	2/13/2035	100,000		101,400
Citigroup, Inc., Sub. Notes	6.68	9/13/2043	250,000		281,995
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	100,000	[a]	101,693
Deutsche Bank AG, Sr. Notes	2.13	11/24/2026	200,000		191,627
Deutsche Bank AG, Sub. Notes	7.08	2/10/2034	200,000		208,458
Discover Bank, Sr. Unscd. Notes	4.25	3/13/2026	400,000		394,378
Fifth Third Bancorp, Sr. Unscd. Notes	2.55	5/5/2027	200,000		187,883
Goldman Sachs Bank USA, Sr. Unscd. Notes	5.41	5/21/2027	200,000		201,450
Goldman Sachs Capital I, Ltd. Gtd. Notes	6.35	2/15/2034	100,000		105,511
HSBC Holdings PLC, Sr. Unscd. Notes	4.95	3/31/2030	400,000		402,657
HSBC Holdings PLC, Sr. Unscd. Notes	5.40	8/11/2033	300,000		302,974
HSBC Holdings PLC, Sub. Notes	7.40	11/13/2034	250,000		277,915
JP Morgan Chase Bank NA, Sr. Unscd. Notes	5.11	12/8/2026	250,000		252,243
JPMorgan Chase & Co., Sr. Unscd. Notes	1.05	11/19/2026	150,000		142,293
JPMorgan Chase & Co., Sr. Unscd. Notes	1.58	4/22/2027	300,000		283,224
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	75,000		62,547
JPMorgan Chase & Co., Sr. Unscd. Notes	2.52	4/22/2031	390,000		345,145
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	80,000		56,313
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	300,000	[a]	258,883
JPMorgan Chase & Co., Sr. Unscd. Notes	2.74	10/15/2030	220,000		199,046
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	110,000		95,928
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/2026	500,000		488,505
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000		85,487
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	4/23/2029	200,000		194,557
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	200,000		174,103
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000		295,210
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	200,000		200,332

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Banks - 5.7% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	5.01	1/23/2030	100,000		100,850
JPMorgan Chase & Co., Sr. Unscd. Notes	5.04	1/23/2028	100,000		100,465
JPMorgan Chase & Co., Sr. Unscd. Notes	5.29	7/22/2035	200,000		202,885
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	100,000		101,620
JPMorgan Chase & Co., Sr. Unscd. Notes	5.77	4/22/2035	65,000		68,150
KeyBank NA, Sub. Notes	6.95	2/1/2028	100,000		104,311
KfW, Govt. Gtd. Bonds	3.63	4/1/2026	100,000		98,722
KfW, Govt. Gtd. Bonds	3.75	2/15/2028	105,000	[a]	103,879
KfW, Govt. Gtd. Notes	0.63	1/22/2026	250,000		236,372
KfW, Govt. Gtd. Notes	4.13	7/15/2033	200,000	[a]	199,992
KfW, Govt. Gtd. Notes	4.38	3/1/2027	200,000		200,958
KfW, Govt. Gtd. Notes	5.00	3/16/2026	200,000		201,750
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.55	8/16/2028	300,000		296,883
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.98	8/11/2033	300,000		294,415
Lloyds Banking Group PLC, Sub. Notes	4.58	12/10/2025	220,000		217,805
M&T Bank Corp., Sr. Unscd. Notes	4.55	8/16/2028	200,000		195,587
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	2.05	7/17/2030	200,000		171,483
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.29	7/26/2038	200,000		187,640
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.24	4/19/2029	200,000		203,180
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.35	9/13/2028	300,000		304,710
Mizuho Financial Group, Inc., Sr. Unscd. Notes	2.20	7/10/2031	200,000		171,134
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.67	5/27/2029	300,000		307,904
Morgan Stanley, Sr. Unscd. Notes	1.51	7/20/2027	140,000		130,973
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	300,000		282,667
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	375,000		307,202
Morgan Stanley, Sr. Unscd. Notes	2.24	7/21/2032	155,000		129,414
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	95,000		80,257
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000		156,508
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	85,000		73,605
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000		173,901
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	250,000		220,652
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	200,000		201,920
Morgan Stanley, Sr. Unscd. Notes	5.42	7/21/2034	100,000		101,543
Morgan Stanley, Sr. Unscd. Notes	5.47	1/18/2035	100,000		101,809
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	100,000		108,292
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000		346,353
Morgan Stanley, Sub. Notes	3.95	4/23/2027	250,000		243,881
Morgan Stanley, Sub. Notes	5.95	1/19/2038	100,000		102,189
National Australia Bank Ltd., Sr. Unscd. Notes	2.50	7/12/2026	250,000		240,084
National Bank of Canada, Gtd. Notes	5.60	12/18/2028	250,000		257,679
NatWest Group PLC, Sr. Unscd. Notes	4.80	4/5/2026	300,000		298,981

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Banks - 5.7% (continued)
NatWest Group PLC, Sr. Unscd. Notes	7.47	11/10/2026	300,000		307,982
Northern Trust Corp., Sub. Notes	3.95	10/30/2025	346,000		341,817
Royal Bank of Canada, Sr. Unscd. Notes	4.88	1/12/2026	250,000	[a]	250,206
Royal Bank of Canada, Sr. Unscd. Notes	5.15	2/1/2034	100,000		101,666
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	300,000		277,538
State Street Corp., Sr. Unscd. Notes	5.27	8/3/2026	100,000		100,901
State Street Corp., Sub. Notes	3.03	11/1/2034	225,000		203,473
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.45	1/11/2027	160,000	[a]	154,974
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.52	1/13/2028	200,000		204,763
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.56	7/9/2034	200,000		206,189
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.71	1/13/2030	300,000		312,114
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.78	7/13/2033	200,000		210,563
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.80	7/13/2028	200,000		207,274
Sumitomo Mitsui Financial Group, Inc., Sub. Notes	6.18	7/13/2043	100,000		110,919
Synovus Bank/Columbus GA, Sr. Unscd. Notes	5.63	2/15/2028	250,000		247,425
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	9/15/2026	300,000		279,489
The Bank of Nova Scotia, Sub. Notes	4.50	12/16/2025	250,000		247,951
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.22	5/1/2029	200,000		195,431
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.43	3/9/2027	150,000		141,497
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.54	9/10/2027	140,000		130,296
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.95	10/21/2027	130,000		121,667
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.38	7/21/2032	170,000		143,002
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	300,000	[a]	257,813
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.64	2/24/2028	100,000		94,423
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	120,000		102,232
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	130,000		113,591
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.21	4/22/2042	300,000		228,045
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	65,000		50,616
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	150,000		144,311
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.33	7/23/2035	200,000		201,563
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.80	8/10/2026	100,000		100,503
The Goldman Sachs Group, Inc., Sub. Notes	4.25	10/21/2025	130,000		128,690
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	100,000		111,356
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.45	4/23/2029	200,000		189,686
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.35	12/2/2028	300,000		304,624
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.68	1/22/2035	100,000		103,162

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Banks - 5.7% (continued)
The Toronto-Dominion Bank, Sr. Unscd. Notes	0.75	1/6/2026	300,000		283,468
Truist Financial Corp., Sr. Unscd. Notes	1.20	8/5/2025	200,000		192,083
Truist Financial Corp., Sr. Unscd. Notes	1.95	6/5/2030	200,000		170,349
U.S. Bancorp, Sr. Unscd. Notes	1.38	7/22/2030	200,000	[a]	165,948
U.S. Bancorp, Sr. Unscd. Notes	4.84	2/1/2034	200,000		194,032
U.S. Bancorp, Sr. Unscd. Notes	5.68	1/23/2035	100,000		102,753
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	545,000		482,993
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	135,000		132,210
Wells Fargo & Co., Sr. Unscd. Notes	4.54	8/15/2026	150,000		148,870
Wells Fargo & Co., Sr. Unscd. Notes	5.50	1/23/2035	100,000		101,974
Wells Fargo & Co., Sr. Unscd. Notes	5.56	7/25/2034	100,000		102,282
Wells Fargo & Co., Sub. Notes	4.10	6/3/2026	500,000		492,150
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000		493,661
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	250,000		218,477
Wells Fargo Bank NA, Sr. Unscd. Notes	5.25	12/11/2026	250,000		252,963
Wells Fargo Bank NA, Sr. Unscd. Notes	5.45	8/7/2026	250,000		253,392
Westpac Banking Corp., Sr. Unscd. Notes	2.85	5/13/2026	200,000		193,791
Westpac Banking Corp., Sr. Unscd. Notes	5.05	4/16/2029	200,000		204,208
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	200,000		205,395
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	200,000	[a]	144,583
Westpac Banking Corp., Sub. Notes	6.82	11/17/2033	250,000		275,632
				32,358,678
Beverage Products - .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	290,000		283,483
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	3.50	6/1/2030	100,000		94,917
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.60	4/15/2048	250,000		227,837
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.00	6/15/2034	100,000	[a]	101,465
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.45	1/23/2039	120,000		124,868
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.80	1/23/2059	150,000		160,561
Constellation Brands, Inc., Sr. Unscd. Notes	2.88	5/1/2030	200,000		180,532
Diageo Capital PLC, Gtd. Notes	5.63	10/5/2033	200,000		212,207
Keurig Dr. Pepper, Inc., Gtd. Notes	4.50	4/15/2052	100,000	[a]	85,425
Molson Coors Beverage Co., Gtd. Notes	4.20	7/15/2046	150,000		123,731
PepsiCo, Inc., Sr. Unscd. Notes	2.63	7/29/2029	200,000		184,893
PepsiCo, Inc., Sr. Unscd. Notes	2.75	10/21/2051	40,000		26,405
The Coca-Cola Company, Sr. Unscd. Notes	2.88	5/5/2041	150,000		113,515
The Coca-Cola Company, Sr. Unscd. Notes	3.00	3/5/2051	200,000		139,423
				2,059,262

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Building Materials - .1%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	34,000		32,276
Carrier Global Corp., Sr. Unscd. Notes	6.20	3/15/2054	100,000		111,406
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Sr. Unscd. Notes	4.90	12/1/2032	200,000		200,146
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000		78,849
				422,677
Chemicals - .4%
Celanese US Holdings LLC, Gtd. Notes	6.17	7/15/2027	200,000		205,439
Celanese US Holdings LLC, Gtd. Notes	6.70	11/15/2033	100,000	[a]	107,587
DuPont de Nemours, Inc., Sr. Unscd. Notes	4.73	11/15/2028	100,000		101,015
DuPont de Nemours, Inc., Sr. Unscd. Notes	5.42	11/15/2048	125,000		132,068
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	150,000		122,239
Ecolab, Inc., Sr. Unscd. Notes	2.13	8/15/2050	175,000		101,105
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	200,000		171,035
Nutrien Ltd., Sr. Unscd. Notes	5.25	1/15/2045	191,000		180,741
The Dow Chemical Company, Sr. Unscd. Notes	3.60	11/15/2050	200,000		143,784
The Dow Chemical Company, Sr. Unscd. Notes	6.30	3/15/2033	200,000	[a]	215,922
The Mosaic Company, Sr. Unscd. Notes	5.38	11/15/2028	100,000	[a]	101,954
The Sherwin-Williams Company, Sr. Unscd. Notes	4.25	8/8/2025	300,000		297,468
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000		87,141
Westlake Corp., Sr. Unscd. Notes	3.38	8/15/2061	200,000		124,626
				2,092,124
Commercial & Professional Services - .3%
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000		68,506
Equifax, Inc., Sr. Unscd. Notes	5.10	12/15/2027	200,000		201,840
Global Payments, Inc., Sr. Unscd. Notes	4.80	4/1/2026	300,000		298,855
Moody's Corp., Sr. Unscd. Notes	2.00	8/19/2031	200,000	[a]	167,118
PayPal Holdings, Inc., Sr. Unscd. Notes	2.85	10/1/2029	95,000		87,209
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/2046	250,000		190,601
S&P Global, Inc., Gtd. Notes	2.30	8/15/2060	100,000		54,082
S&P Global, Inc., Gtd. Notes	2.70	3/1/2029	50,000		46,273
Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	[a]	40,661
The Georgetown University, Sr. Unscd. Bonds	5.12	4/1/2053	100,000	[a]	101,425
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000		87,830
The Washington University, Sr. Unscd. Bonds, Ser. 2022	3.52	4/15/2054	100,000		78,103
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	100,000		83,656
				1,506,159
Commercial Mortgage Pass-Through Certificates - .8%
Bank, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000		358,302
Bank, Ser. 2020-BN27, Cl. AS	2.55	4/15/2063	150,000		126,151

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Commercial Mortgage Pass-Through Certificates - .8% (continued)
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS	2.44	4/15/2053	200,000	168,892
BBCMS Mortgage Trust, Ser. 2022-C15, CI. A5	3.66	4/15/2055	300,000	273,663
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000	283,792
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	500,000	383,250
Benchmark Mortgage Trust, Ser. 2022-B35, CI. A5	4.44	5/15/2055	150,000	142,113
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/2050	250,000	238,609
Commercial Mortgage Trust, Ser. 2016-CR28, Cl. A4	3.76	2/10/2049	535,000	521,986
GS Mortgage Securities Trust, Ser. 2019-GC42, Cl. A4	3.00	9/10/2052	250,000	226,339
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AS	3.17	2/13/2053	200,000	176,975
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/10/2048	300,000	285,173
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	500,000	481,180
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44, Cl. A5	4.21	5/15/2051	600,000	578,865
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. ASB	3.64	5/15/2052	190,502	186,342
				4,431,632
Consumer Discretionary - .1%
Las Vegas Sands Corp., Sr. Unscd. Notes	3.50	8/18/2026	100,000	96,454
Marriott International, Inc., Sr. Unscd. Notes	5.00	10/15/2027	200,000	201,811
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	100,000	[a] 86,791
Warnermedia Holdings, Inc., Gtd. Notes	5.14	3/15/2052	200,000	148,893
Warnermedia Holdings, Inc., Gtd. Notes	5.39	3/15/2062	200,000	149,265
				683,214
Consumer Durables & Apparel - .1%
NIKE, Inc., Sr. Unscd. Notes	3.38	3/27/2050	100,000	74,393
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	200,000	182,435
Tapestry, Inc., Sr. Unscd. Notes	7.05	11/27/2025	200,000	204,116
				460,944
Consumer Staples - .2%
Church & Dwight Co., Inc., Sr. Unscd. Notes	3.95	8/1/2047	150,000	122,278
Colgate-Palmolive Co., Sr. Unscd. Notes	3.70	8/1/2047	100,000	[a] 82,241
Haleon US Capital LLC, Gtd. Notes	3.63	3/24/2032	250,000	229,680
Kenvue, Inc., Gtd. Notes	5.20	3/22/2063	100,000	96,675
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	2.60	4/15/2030	150,000	134,514
The Procter & Gamble Company, Sr. Unscd. Notes	1.00	4/23/2026	100,000	94,476

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Consumer Staples - .2% (continued)
The Procter & Gamble Company, Sr. Unscd. Notes	1.95	4/23/2031	200,000		174,297
Unilever Capital Corp., Gtd. Notes	1.38	9/14/2030	150,000		125,490
				1,059,651
Diversified Financials - .7%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	299,000		263,372
Ally Financial, Inc., Sr. Unscd. Notes	6.85	1/3/2030	100,000		104,578
American Express Co., Sr. Unscd. Notes	3.30	5/3/2027	300,000		289,332
Apollo Global Management, Inc., Gtd. Notes	5.80	5/21/2054	200,000		201,668
BlackRock Funding, Inc., Gtd. Notes	5.00	3/14/2034	100,000		101,676
Blackstone Secured Lending Fund, Sr. Unscd. Notes	3.63	1/15/2026	150,000		145,412
Blue Owl Capital Corp., Sr. Unscd. Notes	3.40	7/15/2026	200,000		191,306
Capital One Financial Corp., Sr. Unscd. Notes	3.27	3/1/2030	200,000		184,259
Capital One Financial Corp., Sub. Notes	3.75	7/28/2026	450,000		438,938
FS KKR Capital Corp., Sr. Unscd. Notes	3.40	1/15/2026	200,000		192,437
Golub Capital BDC, Inc., Sr. Unscd. Notes	7.05	12/5/2028	100,000		103,792
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.10	6/15/2030	200,000		173,525
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.65	9/15/2040	75,000		53,792
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	6/15/2050	200,000		134,473
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.60	3/15/2033	50,000		49,017
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.20	6/15/2062	65,000		62,881
Jefferies Financial Group, Inc., Sr. Unscd. Debs.	6.45	6/8/2027	35,000		36,325
Lazard Group LLC, Sr. Unscd. Notes	6.00	3/15/2031	100,000		103,619
Legg Mason, Inc., Gtd. Notes	5.63	1/15/2044	100,000		99,745
Mastercard, Inc., Sr. Unscd. Notes	3.85	3/26/2050	100,000		81,428
Nomura Holdings, Inc., Sr. Unscd. Notes	2.17	7/14/2028	300,000		269,774
Oaktree Specialty Lending Corp., Sr. Unscd. Notes	7.10	2/15/2029	100,000		103,080
Prospect Capital Corp., Sr. Unscd. Notes	3.36	11/15/2026	300,000	[a]	280,228
Sixth Street Specialty Lending, Inc., Sr. Unscd. Notes	6.95	8/14/2028	100,000		103,771
Synchrony Financial, Sr. Unscd. Notes	2.88	10/28/2031	100,000		82,395
The Charles Schwab Corp., Sr. Unscd. Notes	2.90	3/3/2032	200,000		174,137
TPG Operating Group II LP, Gtd. Notes	5.88	3/5/2034	100,000		102,647
Visa, Inc., Sr. Unscd. Notes	2.00	8/15/2050	140,000	[a]	81,339
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	55,000		44,119
				4,253,065
Educational Services - .0%
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000		100,706
Electronic Components - .1%
Honeywell International, Inc., Sr. Unscd. Notes	1.10	3/1/2027	200,000		183,940

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Electronic Components - .1% (continued)
Jabil, Inc., Sr. Unscd. Notes	3.00	1/15/2031	200,000	173,920
Jabil, Inc., Sr. Unscd. Notes	5.45	2/1/2029	100,000	101,680
				459,540
Energy - 1.7%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., Sr. Unscd. Notes	4.49	5/1/2030	200,000	198,459
BP Capital Markets America, Inc., Gtd. Notes	3.80	9/21/2025	150,000	148,317
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	300,000	292,432
BP Capital Markets America, Inc., Gtd. Notes	4.23	11/6/2028	100,000	98,625
BP Capital Markets America, Inc., Gtd. Notes	4.81	2/13/2033	100,000	99,086
Canadian Natural Resources Ltd., Sr. Unscd. Notes	6.25	3/15/2038	200,000	211,775
Cenovus Energy, Inc., Sr. Unscd. Notes	6.75	11/15/2039	34,000	37,581
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	150,000	106,237
ConocoPhillips Co., Gtd. Notes	5.05	9/15/2033	100,000	101,391
ConocoPhillips Co., Gtd. Notes	5.70	9/15/2063	100,000	102,120
ConocoPhillips Co., Gtd. Notes	5.95	3/15/2046	100,000	107,334
ConocoPhillips Co., Sr. Unscd. Notes	6.95	4/15/2029	125,000	137,525
Devon Energy Corp., Sr. Unscd. Notes	5.85	12/15/2025	71,000	71,610
Diamondback Energy, Inc., Gtd. Notes	5.15	1/30/2030	200,000	203,207
Diamondback Energy, Inc., Gtd. Notes	5.90	4/18/2064	200,000	199,093
Enbridge, Inc., Gtd. Notes	4.25	12/1/2026	250,000	246,751
Enbridge, Inc., Gtd. Notes	6.70	11/15/2053	150,000	167,729
Energy Transfer LP, Gtd. Notes	5.00	5/15/2044	100,000	88,752
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	200,000	188,469
Energy Transfer LP, Sr. Unscd. Notes	4.95	1/15/2043	200,000	175,780
Energy Transfer LP, Sr. Unscd. Notes	6.10	12/1/2028	100,000	104,330
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	95,000	97,350
Energy Transfer LP, Sr. Unscd. Notes	6.55	12/1/2033	100,000	108,039
Enterprise Products Operating LLC, Gtd. Notes	3.70	2/15/2026	200,000	196,865
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	95,000	72,563
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	75,000	63,168
Enterprise Products Operating LLC, Gtd. Notes	4.90	5/15/2046	200,000	185,251
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	200,000	206,866
EOG Resources, Inc., Sr. Unscd. Notes	3.90	4/1/2035	200,000	183,678
Equinor ASA, Gtd. Notes	3.63	4/6/2040	200,000	166,059
Exxon Mobil Corp., Sr. Unscd. Notes	3.10	8/16/2049	230,000	161,275
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	200,000	242,906
Halliburton Co., Sr. Unscd. Notes	3.80	11/15/2025	167,000	164,793
Hess Corp., Sr. Unscd. Notes	5.60	2/15/2041	150,000	152,654
Kinder Morgan, Inc., Gtd. Notes	3.60	2/15/2051	200,000	140,408
Kinder Morgan, Inc., Gtd. Notes	5.00	2/1/2029	400,000	403,152
Marathon Oil Corp., Sr. Unscd. Notes	6.60	10/1/2037	150,000	166,832
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	150,000	131,343
MPLX LP, Sr. Unscd. Notes	4.90	4/15/2058	115,000	97,074

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Energy - 1.7% (continued)
MPLX LP, Sr. Unscd. Notes	5.00	3/1/2033	100,000	97,896
ONEOK Partners LP, Gtd. Notes	6.85	10/15/2037	60,000	66,654
ONEOK, Inc., Gtd. Notes	5.55	11/1/2026	100,000	101,431
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	100,000	104,520
ONEOK, Inc., Gtd. Notes	6.05	9/1/2033	100,000	105,268
ONEOK, Inc., Gtd. Notes	6.63	9/1/2053	100,000	109,370
Phillips 66, Gtd. Notes	1.30	2/15/2026	200,000	189,223
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.90	2/15/2045	250,000	218,272
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.00	3/15/2027	300,000	300,963
Shell International Finance BV, Gtd. Notes	2.38	11/7/2029	200,000	180,466
Shell International Finance BV, Gtd. Notes	2.75	4/6/2030	100,000	91,249
Shell International Finance BV, Gtd. Notes	3.25	4/6/2050	250,000	179,307
Shell International Finance BV, Gtd. Notes	4.13	5/11/2035	260,000	245,004
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	50,000	38,748
Suncor Energy, Inc., Sr. Unscd. Notes	6.50	6/15/2038	150,000	165,671
Targa Resources Corp., Gtd. Notes	6.15	3/1/2029	200,000	209,743
Tennessee Gas Pipeline Co. LLC, Gtd. Debs.	7.63	4/1/2037	70,000	82,473
The Williams Companies, Inc., Sr. Unscd. Notes	4.00	9/15/2025	100,000	98,772
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2028	100,000	101,940
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	200,000	212,271
TotalEnergies Capital International SA, Gtd. Notes	2.83	1/10/2030	170,000	155,923
TotalEnergies Capital International SA, Gtd. Notes	3.46	7/12/2049	50,000	37,070
Transcanada Pipelines Ltd., Sr. Unscd. Notes	4.88	5/15/2048	60,000	54,415
Transcanada Pipelines Ltd., Sr. Unscd. Notes	6.20	10/15/2037	75,000	79,448
Transcanada Pipelines Ltd., Sr. Unscd. Notes	7.63	1/15/2039	200,000	239,869
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	165,000	180,830
Valero Energy Corp., Sr. Unscd. Notes	7.50	4/15/2032	170,000	194,623
				9,868,298
Environmental Control - .1%
Waste Connections, Inc., Sr. Unscd. Notes	5.00	3/1/2034	300,000	301,386
Waste Management, Inc., Gtd. Notes	4.15	7/15/2049	100,000	85,923
Waste Management, Inc., Gtd. Notes	4.63	2/15/2033	100,000	98,919
Waste Management, Inc., Gtd. Notes	4.63	2/15/2030	100,000	100,545
				586,773
Food Products - .4%
Campbell Soup Co., Sr. Unscd. Notes	4.15	3/15/2028	80,000	78,645
Campbell Soup Co., Sr. Unscd. Notes	5.20	3/21/2029	100,000	102,066
Campbell Soup Co., Sr. Unscd. Notes	5.40	3/21/2034	100,000	101,808
Conagra Brands, Inc., Sr. Unscd. Notes	4.85	11/1/2028	100,000	99,980
Conagra Brands, Inc., Sr. Unscd. Notes	5.30	10/1/2026	100,000	100,927
Conagra Brands, Inc., Sr. Unscd. Notes	5.40	11/1/2048	60,000	[a] 57,033
General Mills, Inc., Sr. Unscd. Notes	2.88	4/15/2030	150,000	135,762

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Food Products - .4% (continued)
General Mills, Inc., Sr. Unscd. Notes	3.00	2/1/2051	150,000		98,627
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	200,000		172,243
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	2.50	1/15/2027	200,000		187,825
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	5.75	4/1/2033	146,000		146,799
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	100,000		84,056
Kraft Heinz Foods Co., Gtd. Notes	6.50	2/9/2040	100,000		109,257
McCormick & Co., Inc., Sr. Unscd. Notes	0.90	2/15/2026	200,000		188,173
McCormick & Co., Inc., Sr. Unscd. Notes	2.50	4/15/2030	150,000		132,871
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	138,000		124,988
Pilgrim's Pride Corp., Gtd. Notes	6.25	7/1/2033	100,000		103,678
Sysco Corp., Gtd. Notes	5.38	9/21/2035	200,000		204,905
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	150,000		145,979
Tyson Foods, Inc., Sr. Unscd. Bonds	5.15	8/15/2044	250,000		227,046
				2,602,668
Foreign Governmental - 1.2%
Export Development Canada, Govt. Gtd. Notes	3.88	2/14/2028	100,000		99,284
Export-Import Bank of Korea, Sr. Unscd. Notes	4.63	1/11/2027	200,000		200,219
Export-Import Bank of Korea, Sr. Unscd. Notes	5.00	1/11/2028	300,000		305,198
Finland, Sr. Unscd. Bonds	6.95	2/15/2026	25,000		25,773
Hungary, Sr. Unscd. Notes	7.63	3/29/2041	300,000		345,568
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000		287,062
Indonesia, Sr. Unscd. Notes	3.85	10/15/2030	300,000		283,612
Indonesia, Sr. Unscd. Notes	4.35	1/11/2048	300,000	[a]	261,644
Israel, Sr. Unscd. Bonds	3.88	7/3/2050	250,000		177,969
Israel, Sr. Unscd. Notes	3.38	1/15/2050	300,000		195,618
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	300,000		252,674
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	300,000		238,565
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000		204,629
Mexico, Sr. Unscd. Notes	5.55	1/21/2045	350,000	[a]	322,345
Mexico, Sr. Unscd. Notes	6.40	5/7/2054	200,000		194,027
Panama, Sr. Unscd. Bonds	3.88	3/17/2028	250,000		235,080
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	200,000		138,718
Panama, Sr. Unscd. Notes	6.40	2/14/2035	300,000		292,751
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000		404,132
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000		328,415
Philippines, Sr. Unscd. Notes	5.17	10/13/2027	200,000		201,645
Philippines, Sr. Unscd. Notes	5.61	4/13/2033	200,000		208,695
Poland, Sr. Unscd. Notes	5.13	9/18/2034	60,000	[a]	60,285
Poland, Sr. Unscd. Notes	5.50	11/16/2027	300,000		309,032
Poland, Sr. Unscd. Notes	5.50	3/18/2054	75,000		74,061
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000		77,634
Province of British Columbia Canada, Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/2026	225,000		230,755

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Foreign Governmental - 1.2% (continued)
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	100,000		115,062
Province of Quebec Canada, Sr. Unscd. Notes	3.63	4/13/2028	100,000		98,046
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000		97,963
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000		361,089
				6,627,550
Health Care - 2.9%
Abbott Laboratories, Sr. Unscd. Notes	1.40	6/30/2030	100,000		85,120
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	200,000		194,006
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	290,000		247,997
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/14/2028	110,000		109,261
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	200,000		186,742
AbbVie, Inc., Sr. Unscd. Notes	4.80	3/15/2027	300,000		302,034
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	100,000		86,800
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	150,000		165,273
Amgen, Inc., Sr. Unscd. Notes	2.45	2/21/2030	70,000		62,457
Amgen, Inc., Sr. Unscd. Notes	2.60	8/19/2026	100,000		95,840
Amgen, Inc., Sr. Unscd. Notes	2.80	8/15/2041	200,000		144,839
Amgen, Inc., Sr. Unscd. Notes	3.00	1/15/2052	200,000		135,133
Amgen, Inc., Sr. Unscd. Notes	3.38	2/21/2050	60,000		43,411
Amgen, Inc., Sr. Unscd. Notes	4.40	2/22/2062	200,000		162,921
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	100,000		87,679
AstraZeneca Finance LLC, Gtd. Notes	4.80	2/26/2027	100,000		100,707
AstraZeneca Finance LLC, Gtd. Notes	5.00	2/26/2034	200,000		203,591
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	270,000		226,232
Banner Health, Unscd. Bonds	2.34	1/1/2030	300,000		267,347
Baxalta, Inc., Gtd. Notes	5.25	6/23/2045	200,000		192,669
Becton Dickinson & Co., Sr. Unscd. Notes	4.69	2/13/2028	100,000		100,047
Biogen, Inc., Sr. Unscd. Notes	4.05	9/15/2025	250,000		247,166
Bristol-Myers Squibb Co., Sr. Unscd. Notes	0.75	11/13/2025	200,000		190,123
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.35	11/13/2040	200,000		136,786
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	55,000		48,750
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.40	7/26/2029	78,000		74,219
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	40,000		32,051
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.90	2/20/2028	90,000		88,287
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	90,000		77,324
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	70,000		61,732
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.90	2/22/2027	100,000		100,932
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.20	2/22/2034	100,000	[a]	102,459
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.55	2/22/2054	100,000		101,385
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	300,000		262,285
Cencora, Inc., Sr. Unscd. Notes	2.80	5/15/2030	100,000		89,815
Centene Corp., Sr. Unscd. Notes	2.45	7/15/2028	230,000		207,373
Centene Corp., Sr. Unscd. Notes	2.63	8/1/2031	190,000		158,630

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Health Care - 2.9% (continued)
CommonSpirit Health, Sr. Scd. Notes	5.55	12/1/2054	150,000		151,531
CVS Health Corp., Sr. Unscd. Notes	1.75	8/21/2030	85,000		70,933
CVS Health Corp., Sr. Unscd. Notes	3.25	8/15/2029	100,000		92,640
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	300,000		294,186
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	250,000		229,747
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	200,000		176,498
CVS Health Corp., Sr. Unscd. Notes	5.55	6/1/2031	200,000		204,514
Danaher Corp., Sr. Unscd. Notes	4.38	9/15/2045	250,000		225,375
Dignity Health, Scd. Bonds	5.27	11/1/2064	154,000		146,032
Elevance Health, Inc., Sr. Unscd. Notes	2.25	5/15/2030	200,000		175,163
Elevance Health, Inc., Sr. Unscd. Notes	3.60	3/15/2051	60,000		44,342
Elevance Health, Inc., Sr. Unscd. Notes	3.65	12/1/2027	300,000		290,919
Eli Lilly & Co., Sr. Unscd. Notes	3.10	5/15/2027	250,000		242,066
Eli Lilly & Co., Sr. Unscd. Notes	4.50	2/9/2027	100,000		100,257
Eli Lilly & Co., Sr. Unscd. Notes	5.00	2/9/2054	100,000		97,552
Gilead Sciences, Inc., Sr. Unscd. Notes	1.20	10/1/2027	80,000		72,114
Gilead Sciences, Inc., Sr. Unscd. Notes	4.15	3/1/2047	220,000		184,316
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	300,000		339,956
HCA, Inc., Gtd. Notes	4.13	6/15/2029	110,000		106,156
HCA, Inc., Gtd. Notes	5.13	6/15/2039	50,000		47,701
HCA, Inc., Gtd. Notes	5.25	6/15/2049	100,000		91,274
HCA, Inc., Gtd. Notes	6.00	4/1/2054	100,000		100,832
HCA, Inc., Gtd. Notes	6.10	4/1/2064	100,000		100,376
Humana, Inc., Sr. Unscd. Notes	4.95	10/1/2044	150,000		134,178
Humana, Inc., Sr. Unscd. Notes	5.75	4/15/2054	100,000		98,562
Humana, Inc., Sr. Unscd. Notes	5.75	3/1/2028	150,000		154,695
Humana, Inc., Sr. Unscd. Notes	5.95	3/15/2034	100,000		104,727
Johnson & Johnson, Sr. Unscd. Notes	2.10	9/1/2040	200,000		137,930
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/2026	180,000		174,538
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000		39,583
Johnson & Johnson, Sr. Unscd. Notes	4.95	6/1/2034	200,000	[a]	207,203
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	300,000		290,650
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	70,000		48,627
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	200,000		172,961
Merck & Co., Inc., Sr. Unscd. Notes	1.45	6/24/2030	200,000		169,251
Merck & Co., Inc., Sr. Unscd. Notes	2.35	6/24/2040	50,000		35,057
Merck & Co., Inc., Sr. Unscd. Notes	2.45	6/24/2050	60,000		36,777
Merck & Co., Inc., Sr. Unscd. Notes	3.90	3/7/2039	55,000		48,769
Merck & Co., Inc., Sr. Unscd. Notes	4.05	5/17/2028	200,000		198,690
Merck & Co., Inc., Sr. Unscd. Notes	4.50	5/17/2033	200,000		197,635
Merck & Co., Inc., Sr. Unscd. Notes	5.15	5/17/2063	60,000		58,427
Mylan, Inc., Gtd. Notes	5.40	11/29/2043	150,000		134,412
Northwell Healthcare, Inc., Scd. Notes	3.98	11/1/2046	250,000		201,477

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Health Care - 2.9% (continued)
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	240,000		212,681
Novartis Capital Corp., Gtd. Notes	2.75	8/14/2050	60,000		40,296
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.45	5/19/2028	200,000		199,558
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	200,000		199,437
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	450,000		444,717
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	300,000		215,190
Pfizer, Inc., Sr. Unscd. Notes	3.45	3/15/2029	100,000	[a]	96,327
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000		195,573
Stryker Corp., Sr. Unscd. Notes	3.50	3/15/2026	100,000		98,074
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	100,000		88,484
Stryker Corp., Sr. Unscd. Notes	4.85	12/8/2028	100,000		100,847
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	200,000		201,661
The Cigna Group, Gtd. Notes	3.88	10/15/2047	75,000		58,263
The Cigna Group, Gtd. Notes	4.13	11/15/2025	130,000		128,676
The Cigna Group, Gtd. Notes	4.38	10/15/2028	230,000		226,866
The Cigna Group, Sr. Unscd. Notes	2.38	3/15/2031	80,000		68,626
The Cigna Group, Sr. Unscd. Notes	5.60	2/15/2054	100,000		98,660
The Mount Sinai Hospital, Scd. Bonds, Ser. 2019	3.74	7/1/2049	300,000		223,431
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	2.80	10/15/2041	200,000		146,763
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	200,000		173,007
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.30	5/15/2031	75,000		64,525
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	75,000		56,775
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.20	5/15/2032	45,000		43,223
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	6/15/2048	80,000		67,820
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.45	12/15/2048	60,000		52,320
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	5/15/2062	75,000		68,293
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.25	2/15/2028	150,000		153,930
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.30	2/15/2030	150,000		155,475
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.35	2/15/2033	100,000		103,477
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.38	4/15/2054	100,000		99,305
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	100,000		107,531
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.88	2/15/2038	210,000		246,257
UPMC, Scd. Bonds	5.04	5/15/2033	100,000		100,265
Viatris, Inc., Gtd. Notes	2.70	6/22/2030	150,000	[a]	130,679
Zoetis, Inc., Sr. Unscd. Notes	3.00	5/15/2050	150,000		100,985
Zoetis, Inc., Sr. Unscd. Notes	5.40	11/14/2025	100,000		100,531
Zoetis, Inc., Sr. Unscd. Notes	5.60	11/16/2032	100,000		104,507
				16,381,087
Industrial - .7%
3M Co., Sr. Unscd. Notes	2.25	9/19/2026	300,000		284,719
3M Co., Sr. Unscd. Notes	2.38	8/26/2029	390,000		349,547

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Industrial - .7% (continued)
Caterpillar Financial Services Corp., Sr. Unscd. Notes	0.80	11/13/2025	200,000		190,565
Caterpillar Financial Services Corp., Sr. Unscd. Notes	5.00	5/14/2027	100,000		101,416
Caterpillar, Inc., Sr. Unscd. Bonds	6.05	8/15/2036	237,000		265,240
Caterpillar, Inc., Sr. Unscd. Notes	3.25	4/9/2050	150,000	[a]	110,734
CNH Industrial Capital LLC, Gtd. Notes	4.55	4/10/2028	100,000		99,126
Eaton Corp., Gtd. Notes	4.15	11/2/2042	200,000		175,085
GATX Corp., Sr. Unscd. Notes	6.90	5/1/2034	100,000		112,039
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	170,000		144,574
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.18	6/15/2029	100,000		101,865
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.45	6/15/2034	100,000		103,173
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.70	8/14/2033	100,000		104,885
Jacobs Engineering Group, Inc., Gtd. Notes	6.35	8/18/2028	100,000		104,608
John Deere Capital Corp., Sr. Unscd. Notes	0.70	1/15/2026	200,000		188,852
John Deere Capital Corp., Sr. Unscd. Notes	4.15	9/15/2027	200,000		198,337
John Deere Capital Corp., Sr. Unscd. Notes	4.95	7/14/2028	100,000		101,773
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	300,000		281,517
Parker-Hannifin Corp., Sr. Unscd. Notes	4.00	6/14/2049	40,000		32,330
Regal Rexnord Corp., Gtd. Notes	6.05	4/15/2028	150,000		153,770
Stanley Black & Decker, Inc., Sr. Unscd. Notes	2.30	3/15/2030	150,000		130,948
Textron, Inc., Sr. Unscd. Notes	4.00	3/15/2026	500,000		492,835
Xylem, Inc., Sr. Unscd. Notes	4.38	11/1/2046	150,000		128,631
				3,956,569
Information Technology - .6%
Concentrix Corp., Sr. Unscd. Notes	6.85	8/2/2033	100,000	[a]	102,129
Electronic Arts, Inc., Sr. Unscd. Notes	1.85	2/15/2031	200,000		167,944
Fiserv, Inc., Sr. Unscd. Notes	4.40	7/1/2049	100,000		83,875
Fiserv, Inc., Sr. Unscd. Notes	5.63	8/21/2033	100,000		103,597
Intuit, Inc., Sr. Unscd. Notes	5.13	9/15/2028	200,000		204,851
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	361,000		234,868
Microsoft Corp., Sr. Unscd. Notes	3.40	6/15/2027	100,000		97,704
Oracle Corp., Sr. Unscd. Notes	2.88	3/25/2031	205,000		181,457
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	150,000		136,297
Oracle Corp., Sr. Unscd. Notes	3.25	11/15/2027	250,000		239,122
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	250,000		216,557
Oracle Corp., Sr. Unscd. Notes	4.10	3/25/2061	210,000		156,290
Oracle Corp., Sr. Unscd. Notes	4.50	5/6/2028	100,000		99,604
Oracle Corp., Sr. Unscd. Notes	4.65	5/6/2030	100,000		99,829
Oracle Corp., Sr. Unscd. Notes	5.55	2/6/2053	100,000		97,331
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	150,000		162,002
Oracle Corp., Sr. Unscd. Notes	6.90	11/9/2052	65,000		74,638
Roper Technologies, Inc., Sr. Unscd. Notes	1.40	9/15/2027	150,000		135,745
Roper Technologies, Inc., Sr. Unscd. Notes	3.80	12/15/2026	250,000		244,467
Salesforce, Inc., Sr. Unscd. Notes	2.90	7/15/2051	100,000		66,440

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Information Technology - .6% (continued)
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	4.95	3/28/2028	100,000	100,529
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.00	3/28/2026	100,000	100,169
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.40	6/12/2029	200,000	204,498
				3,309,943
Insurance - .6%
American International Group, Inc., Sr. Unscd. Notes	3.88	1/15/2035	100,000	91,561
American International Group, Inc., Sr. Unscd. Notes	4.75	4/1/2048	200,000	182,266
American International Group, Inc., Sr. Unscd. Notes	5.13	3/27/2033	150,000	151,373
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	5.00	9/12/2032	200,000	200,206
Aon Global Ltd., Gtd. Notes	4.60	6/14/2044	200,000	175,759
Arthur J. Gallagher & Co., Sr. Unscd. Notes	3.50	5/20/2051	40,000	28,432
Athene Holding Ltd., Sr. Unscd. Notes	3.95	5/25/2051	150,000	109,910
Berkshire Hathaway Finance Corp., Gtd. Notes	2.85	10/15/2050	250,000	167,105
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	135,000	117,568
Berkshire Hathaway, Inc., Sr. Unscd. Notes	3.13	3/15/2026	100,000	97,989
Corebridge Financial, Inc., Sr. Unscd. Notes	3.65	4/5/2027	100,000	96,971
Corebridge Financial, Inc., Sr. Unscd. Notes	3.90	4/5/2032	100,000	91,977
Corebridge Financial, Inc., Sr. Unscd. Notes	4.40	4/5/2052	100,000	81,101
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.35	3/22/2054	100,000	[b] 102,982
Markel Group, Inc., Sr. Unscd. Notes	6.00	5/16/2054	100,000	101,518
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.38	3/15/2029	70,000	69,640
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	65,000	60,154
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.15	3/15/2034	200,000	205,113
Metlife, Inc., Sr. Unscd. Notes	4.05	3/1/2045	200,000	165,969
NMI Holdings, Inc., Sr. Unscd. Notes	6.00	8/15/2029	100,000	100,820
Principal Financial Group, Inc., Gtd. Notes	2.13	6/15/2030	150,000	128,778
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	75,000	56,185
Prudential Financial, Inc., Sr. Unscd. Notes	4.60	5/15/2044	200,000	180,854
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.15	6/15/2030	300,000	273,728
Reinsurance Group of America, Inc., Sr. Unscd. Notes	5.75	9/15/2034	100,000	102,330
The Allstate Corp., Sr. Unscd. Notes	0.75	12/15/2025	200,000	189,146
The Chubb Corp., Gtd. Notes	6.00	5/11/2037	200,000	218,130
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000	59,336
The Travelers Companies, Inc., Sr. Unscd. Notes	4.05	3/7/2048	150,000	125,842
				3,732,743
Internet Software & Services - .3%
Alphabet, Inc., Sr. Unscd. Notes	1.10	8/15/2030	100,000	83,880
Alphabet, Inc., Sr. Unscd. Notes	2.00	8/15/2026	300,000	286,022

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Internet Software & Services - .3% (continued)
Amazon.com, Inc., Sr. Unscd. Notes	1.50	6/3/2030	200,000		170,551
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	150,000		135,908
Amazon.com, Inc., Sr. Unscd. Notes	2.50	6/3/2050	200,000		125,925
Amazon.com, Inc., Sr. Unscd. Notes	3.25	5/12/2061	220,000		151,252
Amazon.com, Inc., Sr. Unscd. Notes	3.30	4/13/2027	100,000		97,200
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	100,000		94,043
Amazon.com, Inc., Sr. Unscd. Notes	4.10	4/13/2062	100,000		82,432
eBay, Inc., Sr. Unscd. Notes	1.40	5/10/2026	300,000		281,999
eBay, Inc., Sr. Unscd. Notes	3.65	5/10/2051	13,000		9,531
Meta Platforms, Inc., Sr. Unscd. Notes	3.85	8/15/2032	100,000		94,904
Meta Platforms, Inc., Sr. Unscd. Notes	4.65	8/15/2062	110,000		97,364
Meta Platforms, Inc., Sr. Unscd. Notes	4.95	5/15/2033	50,000	[a]	51,060
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	5/15/2063	100,000		105,096
				1,867,167
Materials - .0%
Berry Global, Inc., Sr. Scd. Notes	1.57	1/15/2026	150,000		142,601
Media - .7%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Bonds	6.65	2/1/2034	100,000		103,401
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.25	4/1/2053	200,000		161,915
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.50	4/1/2063	100,000		79,903
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	6.48	10/23/2045	250,000		236,690
Comcast Corp., Gtd. Bonds	4.00	8/15/2047	60,000		48,485
Comcast Corp., Gtd. Notes	1.50	2/15/2031	150,000		123,028
Comcast Corp., Gtd. Notes	2.45	8/15/2052	250,000		145,464
Comcast Corp., Gtd. Notes	3.38	8/15/2025	730,000		718,439
Comcast Corp., Gtd. Notes	3.90	3/1/2038	75,000		65,439
Comcast Corp., Gtd. Notes	4.00	3/1/2048	60,000		48,290
Comcast Corp., Gtd. Notes	4.60	10/15/2038	200,000		187,892
Comcast Corp., Gtd. Notes	4.65	2/15/2033	100,000		98,805
Comcast Corp., Gtd. Notes	5.50	5/15/2064	70,000		68,885
Comcast Corp., Gtd. Notes	6.45	3/15/2037	300,000		333,655
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	350,000		329,453
Fox Corp., Sr. Unscd. Notes	6.50	10/13/2033	200,000		214,743
Paramount Global, Sr. Unscd. Debs.	7.88	7/30/2030	150,000		159,229
Paramount Global, Sr. Unscd. Notes	4.90	8/15/2044	100,000		72,847
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	225,000		199,382

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Media - .7% (continued)
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	350,000	266,096
Time Warner Cable LLC, Sr. Scd. Debs.	6.55	5/1/2037	250,000	245,170
				3,907,211
Metals & Mining - .2%
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.95	10/15/2039	100,000	104,272
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2033	45,000	46,084
Freeport-McMoRan, Inc., Gtd. Notes	5.45	3/15/2043	65,000	62,390
Kinross Gold Corp., Sr. Unscd. Notes	6.25	7/15/2033	100,000	106,401
Newmont Corp., Gtd. Notes	6.25	10/1/2039	126,000	137,585
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.35	3/15/2034	200,000	[b] 204,833
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	200,000	125,730
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	150,000	141,812
Steel Dynamics, Inc., Sr. Unscd. Notes	3.25	10/15/2050	60,000	40,537
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	200,000	184,903
				1,154,547
Municipal Securities - .6%
American Municipal Power, Inc., Revenue Bonds (Combined Hydroelectric Projects) Ser. B	8.08	2/15/2050	100,000	135,204
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	300,000	334,011
California, GO	3.50	4/1/2028	100,000	97,478
California, GO (Build America Bond)	7.55	4/1/2039	300,000	369,321
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	214,622
District of Columbia, Revenue Bonds (Build America Bond) Ser. E	5.59	12/1/2034	200,000	205,480
Illinois, GO	5.10	6/1/2033	216,471	215,698
Massachusetts, GO (Build America Bond) Ser. D	4.50	8/1/2031	200,000	196,940
Massachusetts School Building Authority, Revenue Bonds (Build America Bond)	5.72	8/15/2039	100,000	104,437
Metropolitan Transportation Authority, Revenue Bonds (Build America Bond)	7.34	11/15/2039	300,000	362,935
New Jersey Turnpike Authority, Revenue Bonds (Build America Bond) Ser. F	7.41	1/1/2040	200,000	238,835
New York City, GO (Sustainable Bond) Ser. B1	5.83	10/1/2053	20,000	22,425
New York City Municipal Water Finance Authority, Revenue Bonds (Build America Bond)	5.95	6/15/2042	345,000	367,216
Oklahoma Development Finance Authority, Revenue Bonds (Natural Gas Company)	4.71	5/1/2052	200,000	191,634
Pennsylvania Turnpike Commission, Revenue Bonds (Build America Bond) Ser. B	5.51	12/1/2045	200,000	202,287
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	150,000	143,588

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Municipal Securities - .6% (continued)
Texas, GO (Build America Bond)	5.52	4/1/2039	100,000		104,828
Texas Natural Gas Securitization Finance Corp., Revenue Bonds	5.17	4/1/2041	100,000		102,636
				3,609,575
Real Estate - .9%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.00	5/18/2032	100,000		80,280
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.00	5/18/2051	200,000		125,413
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	100,000		94,991
American Tower Corp., Sr. Unscd. Notes	1.60	4/15/2026	300,000		283,265
American Tower Corp., Sr. Unscd. Notes	2.70	4/15/2031	150,000		130,276
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	90,000		85,756
Boston Properties LP, Sr. Unscd. Notes	4.50	12/1/2028	100,000		96,116
COPT Defense Properties LP, Gtd. Notes	2.00	1/15/2029	200,000	[a]	173,966
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	200,000		169,022
Crown Castle, Inc., Sr. Unscd. Notes	3.70	6/15/2026	230,000		224,437
Crown Castle, Inc., Sr. Unscd. Notes	5.80	3/1/2034	100,000		103,975
Equifax, Inc., Sr. Unscd. Notes	1.45	5/15/2026	200,000		187,927
Equifax, Inc., Sr. Unscd. Notes	3.40	2/15/2052	200,000		140,153
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	150,000		127,508
Federal Realty OP LP, Sr. Unscd. Notes	5.38	5/1/2028	100,000		101,693
Host Hotels & Resorts LP, Sr. Unscd. Notes	5.70	7/1/2034	100,000	[a]	101,055
Invitation Homes Operating Partnership LP, Gtd. Notes	5.45	8/15/2030	100,000		102,477
Invitation Homes Operating Partnership LP, Gtd. Notes	5.50	8/15/2033	100,000		101,026
Kimco Realty OP LLC, Gtd. Notes	2.70	10/1/2030	200,000		177,545
Mid-America Apartments LP, Sr. Unscd. Notes	1.10	9/15/2026	400,000		370,336
Mid-America Apartments LP, Sr. Unscd. Notes	5.30	2/15/2032	100,000		101,791
NNN REIT, Inc., Sr. Unscd. Notes	5.60	10/15/2033	100,000		102,149
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	170,000		150,039
Prologis LP, Sr. Unscd. Notes	3.00	4/15/2050	35,000		23,378
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	250,000		244,248
Realty Income Corp., Sr. Unscd. Notes	4.70	12/15/2028	100,000		99,713
Realty Income Corp., Sr. Unscd. Notes	4.90	7/15/2033	100,000		98,643
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	200,000		163,480
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	200,000		178,761
Simon Property Group LP, Sr. Unscd. Notes	3.25	9/13/2049	65,000		44,977
Simon Property Group LP, Sr. Unscd. Notes	3.80	7/15/2050	200,000		152,237
Simon Property Group LP, Sr. Unscd. Notes	6.25	1/15/2034	50,000	[a]	54,006
Tanger Properties LP, Sr. Unscd. Notes	2.75	9/1/2031	100,000		83,597
UDR, Inc., Gtd. Notes	2.10	8/1/2032	200,000		160,683
Ventas Realty LP, Gtd. Notes	4.00	3/1/2028	150,000		145,616
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	100,000		87,895
Welltower OP LLC, Gtd. Notes	4.13	3/15/2029	200,000		194,708
				5,063,138

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Retailing - .7%
AutoZone, Inc., Sr. Unscd. Notes	3.13	4/21/2026	250,000		242,698
AutoZone, Inc., Sr. Unscd. Notes	5.05	7/15/2026	100,000		100,563
AutoZone, Inc., Sr. Unscd. Notes	5.20	8/1/2033	100,000		100,700
Costco Wholesale Corp., Sr. Unscd. Notes	1.60	4/20/2030	200,000		172,024
Costco Wholesale Corp., Sr. Unscd. Notes	3.00	5/18/2027	100,000		96,757
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	95,000		92,885
Lowe's Cos., Inc., Sr. Unscd. Notes	1.70	9/15/2028	200,000		177,960
Lowe's Cos., Inc., Sr. Unscd. Notes	2.80	9/15/2041	100,000		70,576
Lowe's Cos., Inc., Sr. Unscd. Notes	3.00	10/15/2050	200,000		129,184
Lowe's Cos., Inc., Sr. Unscd. Notes	3.65	4/5/2029	80,000		76,571
Lowe's Cos., Inc., Sr. Unscd. Notes	5.00	4/15/2033	100,000	[a]	100,476
Lowe's Cos., Inc., Sr. Unscd. Notes	5.80	9/15/2062	150,000		149,585
McDonald's Corp., Sr. Unscd. Notes	3.63	9/1/2049	50,000		37,244
McDonald's Corp., Sr. Unscd. Notes	4.88	12/9/2045	265,000		244,981
O'Reilly Automotive, Inc., Sr. Unscd. Notes	1.75	3/15/2031	300,000		247,601
Starbucks Corp., Sr. Unscd. Notes	2.55	11/15/2030	100,000		88,357
Starbucks Corp., Sr. Unscd. Notes	4.45	8/15/2049	250,000		210,220
Starbucks Corp., Sr. Unscd. Notes	4.75	2/15/2026	100,000		99,911
Starbucks Corp., Sr. Unscd. Notes	4.80	2/15/2033	100,000		99,797
Starbucks Corp., Sr. Unscd. Notes	4.85	2/8/2027	100,000		100,542
Target Corp., Sr. Unscd. Notes	2.50	4/15/2026	200,000		193,516
Target Corp., Sr. Unscd. Notes	4.50	9/15/2032	75,000		73,987
The Home Depot, Inc., Sr. Unscd. Notes	3.35	4/15/2050	250,000		182,772
The Home Depot, Inc., Sr. Unscd. Notes	5.88	12/16/2036	300,000		326,311
Walmart, Inc., Sr. Unscd. Notes	3.90	4/15/2028	100,000		99,035
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	90,000		83,555
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2026	100,000	[a]	99,259
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2030	100,000		99,027
Walmart, Inc., Sr. Unscd. Notes	4.05	6/29/2048	180,000		154,629
Walmart, Inc., Sr. Unscd. Notes	4.50	9/9/2052	150,000		137,622
				4,088,345
Semiconductors & Semiconductor Equipment - .6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	110,000		105,677
Broadcom, Inc., Gtd. Notes	2.60	2/15/2033	200,000	[b]	165,710
Broadcom, Inc., Gtd. Notes	3.50	2/15/2041	200,000	[b]	157,606
Broadcom, Inc., Gtd. Notes	4.75	4/15/2029	210,000		210,827
Broadcom, Inc., Sr. Unscd. Notes	5.05	7/12/2029	200,000		202,523
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	150,000		103,348
Intel Corp., Sr. Unscd. Notes	3.90	3/25/2030	150,000		143,819
Intel Corp., Sr. Unscd. Notes	4.10	5/11/2047	80,000		65,210
Intel Corp., Sr. Unscd. Notes	4.88	2/10/2028	100,000		100,970
Intel Corp., Sr. Unscd. Notes	5.00	2/21/2031	200,000		203,106
Intel Corp., Sr. Unscd. Notes	5.05	8/5/2062	65,000		59,111

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Semiconductors & Semiconductor Equipment - .6% (continued)
Intel Corp., Sr. Unscd. Notes	5.13	2/10/2030	100,000	[a]	102,491
Intel Corp., Sr. Unscd. Notes	5.20	2/10/2033	100,000	[a]	102,057
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	100,000		100,917
Intel Corp., Sr. Unscd. Notes	5.90	2/10/2063	100,000		102,450
Microchip Technology, Inc., Gtd. Notes	5.05	3/15/2029	100,000		101,145
Micron Technology, Inc., Sr. Unscd. Notes	5.88	9/15/2033	100,000		104,346
Micron Technology, Inc., Sr. Unscd. Notes	5.88	2/9/2033	100,000		104,360
NVIDIA Corp., Sr. Unscd. Notes	1.55	6/15/2028	300,000		271,753
Qualcomm, Inc., Sr. Unscd. Notes	4.30	5/20/2047	120,000		104,950
Qualcomm, Inc., Sr. Unscd. Notes	4.50	5/20/2052	25,000		22,129
Qualcomm, Inc., Sr. Unscd. Notes	4.65	5/20/2035	140,000		140,256
Qualcomm, Inc., Sr. Unscd. Notes	5.40	5/20/2033	200,000	[a]	212,369
Texas Instruments, Inc., Sr. Unscd. Notes	1.13	9/15/2026	200,000		186,510
Texas Instruments, Inc., Sr. Unscd. Notes	4.15	5/15/2048	80,000		68,558
Texas Instruments, Inc., Sr. Unscd. Notes	4.60	2/8/2029	200,000		202,260
Texas Instruments, Inc., Sr. Unscd. Notes	4.60	2/8/2027	200,000		200,898
				3,645,356
Supranational Bank - 1.5%
African Development Bank, Sr. Unscd. Notes	4.13	2/25/2027	200,000		199,537
Asian Development Bank, Sr. Unscd. Notes	1.00	4/14/2026	200,000		188,887
Asian Development Bank, Sr. Unscd. Notes	1.50	3/4/2031	200,000		170,934
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000		89,674
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000		86,124
Asian Development Bank, Sr. Unscd. Notes	3.88	9/28/2032	100,000		98,443
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	55,000		54,400
Asian Development Bank, Sr. Unscd. Notes	4.13	1/12/2034	300,000		299,510
Asian Development Bank, Sr. Unscd. Notes	4.13	1/12/2027	300,000		299,326
Corp. Andina de Fomento, Sr. Unscd. Notes	5.00	1/24/2029	200,000		203,130
European Investment Bank, Sr. Unscd. Bonds	0.38	12/15/2025	200,000		189,042
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	300,000	[a]	267,040
European Investment Bank, Sr. Unscd. Bonds	3.75	2/14/2033	100,000		97,332
European Investment Bank, Sr. Unscd. Bonds	4.13	2/13/2034	200,000		199,893
European Investment Bank, Sr. Unscd. Bonds	4.38	10/10/2031	300,000		304,795
European Investment Bank, Sr. Unscd. Notes	0.38	3/26/2026	250,000		234,074
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000		477,196
European Investment Bank, Sr. Unscd. Notes	3.88	3/15/2028	130,000		129,176
European Investment Bank, Sr. Unscd. Notes	4.00	2/15/2029	200,000		199,928
European Investment Bank, Sr. Unscd. Notes	4.38	3/19/2027	300,000		301,596
Inter-American Development Bank, Sr. Unscd. Notes	2.00	7/23/2026	80,000		76,491
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	150,000		144,655
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	100,000		97,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Supranational Bank - 1.5% (continued)
Inter-American Development Bank, Sr. Unscd. Notes	3.50	4/12/2033	100,000		95,258
Inter-American Development Bank, Sr. Unscd. Notes	4.38	2/1/2027	100,000		100,415
Inter-American Investment Corp., Sr. Unscd. Notes	4.13	2/15/2028	100,000		99,699
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	175,000		147,100
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	2/14/2030	100,000		99,500
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000		167,917
International Bank for Reconstruction & Development, Sr. Unscd. Notes	3.50	7/12/2028	100,000		98,004
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.00	1/10/2031	300,000		299,702
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.50	4/10/2031	300,000		308,556
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.75	4/10/2026	200,000		201,099
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	1.38	4/20/2028	300,000		272,332
International Finance Corp., Sr. Unscd. Notes	3.63	9/15/2025	100,000		98,869
Japan Bank for International Cooperation, Govt. Gtd. Bonds	1.88	7/21/2026	500,000		475,517
Japan Bank for International Cooperation, Govt. Gtd. Notes	2.00	10/17/2029	300,000		269,079
Japan Bank for International Cooperation, Govt. Gtd. Notes, Ser. DTC	2.75	1/21/2026	250,000		243,226
Nordic Investment Bank, Sr. Unscd. Notes	3.38	9/8/2027	200,000		195,372
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	0.50	1/27/2026	250,000		235,712
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	3.75	9/14/2027	100,000		98,844
The Korea Development Bank, Sr. Unscd. Bonds	0.80	7/19/2026	300,000		279,145
The Korea Development Bank, Sr. Unscd. Notes	4.38	2/15/2028	200,000		200,242
The Korea Development Bank, Sr. Unscd. Notes	4.63	2/15/2027	300,000	[a]	301,574
				8,696,185
Technology Hardware & Equipment - .7%
Amdocs Ltd., Sr. Unscd. Notes	2.54	6/15/2030	200,000		176,292
Apple, Inc., Sr. Unscd. Notes	0.70	2/8/2026	230,000		217,353
Apple, Inc., Sr. Unscd. Notes	1.65	2/8/2031	175,000		148,434
Apple, Inc., Sr. Unscd. Notes	2.20	9/11/2029	120,000		108,713
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	120,000		79,455
Apple, Inc., Sr. Unscd. Notes	2.80	2/8/2061	215,000		136,745
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	75,000		53,146
Apple, Inc., Sr. Unscd. Notes	3.20	5/11/2027	200,000		194,139

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Technology Hardware & Equipment - .7% (continued)
Apple, Inc., Sr. Unscd. Notes	3.35	8/8/2032	45,000	[a]	41,764
Apple, Inc., Sr. Unscd. Notes	3.35	2/9/2027	250,000		244,002
Apple, Inc., Sr. Unscd. Notes	4.10	8/8/2062	75,000		63,139
Apple, Inc., Sr. Unscd. Notes	4.15	5/10/2030	100,000		100,461
Apple, Inc., Sr. Unscd. Notes	4.25	2/9/2047	150,000		135,865
Apple, Inc., Sr. Unscd. Notes	4.85	5/10/2053	200,000		199,793
Booz Allen Hamilton, Inc., Gtd. Notes	5.95	8/4/2033	100,000		104,271
Dell International LLC/EMC Corp., Gtd. Notes	3.45	12/15/2051	17,000		11,881
Dell International LLC/EMC Corp., Gtd. Notes	5.40	4/15/2034	100,000		101,067
Dell International LLC/EMC Corp., Gtd. Notes	5.75	2/1/2033	200,000	[a]	209,418
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	144,000		146,417
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	28,000		36,414
DXC Technology Co., Sr. Unscd. Notes	2.38	9/15/2028	150,000		133,279
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	1.75	4/1/2026	200,000		189,900
International Business Machines Corp., Sr. Unscd. Notes	1.70	5/15/2027	100,000		92,656
International Business Machines Corp., Sr. Unscd. Notes	3.30	5/15/2026	250,000		244,270
International Business Machines Corp., Sr. Unscd. Notes	3.50	5/15/2029	220,000		209,414
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	105,000		93,205
International Business Machines Corp., Sr. Unscd. Notes	4.25	5/15/2049	160,000	[a]	133,288
Leidos, Inc., Gtd. Notes	2.30	2/15/2031	200,000		169,428
NetApp, Inc., Sr. Unscd. Notes	2.70	6/22/2030	200,000		178,470
				3,952,679
Telecommunication Services - 1.2%
America Movil SAB de CV, Gtd. Notes	6.38	3/1/2035	100,000		109,930
America Movil SAB de CV, Sr. Unscd. Notes	4.38	4/22/2049	100,000	[a]	85,472
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	365,000		255,393
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	300,000		215,987
AT&T, Inc., Sr. Unscd. Notes	4.35	3/1/2029	360,000		355,160
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	341,000		289,771
AT&T, Inc., Sr. Unscd. Notes	4.50	5/15/2035	150,000		141,497
AT&T, Inc., Sr. Unscd. Notes	4.85	3/1/2039	110,000		103,944
British Telecommunications PLC, Sr. Unscd. Notes	9.63	12/15/2030	175,000		218,036
Cisco Systems, Inc., Sr. Unscd. Notes	4.80	2/26/2027	100,000		100,857
Cisco Systems, Inc., Sr. Unscd. Notes	4.95	2/26/2031	300,000		306,752
Cisco Systems, Inc., Sr. Unscd. Notes	5.05	2/26/2034	200,000		204,634
Cisco Systems, Inc., Sr. Unscd. Notes	5.50	1/15/2040	250,000		259,908
Corning, Inc., Sr. Unscd. Notes	3.90	11/15/2049	150,000		117,406

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Telecommunication Services - 1.2% (continued)
Deutsche Telekom International Finance BV, Gtd. Bonds	8.75	6/15/2030	300,000	356,599
Motorola Solutions, Inc., Sr. Unscd. Notes	5.00	4/15/2029	100,000	100,885
Orange SA, Sr. Unscd. Notes	9.00	3/1/2031	150,000	182,107
Rogers Communications, Inc., Gtd. Bonds	7.50	8/15/2038	125,000	149,243
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	150,000	137,203
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	100,000	112,045
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	150,000	136,893
T-Mobile USA, Inc., Gtd. Notes	2.55	2/15/2031	200,000	173,844
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	100,000	85,635
T-Mobile USA, Inc., Gtd. Notes	4.95	3/15/2028	100,000	100,744
T-Mobile USA, Inc., Gtd. Notes	5.05	7/15/2033	100,000	100,204
T-Mobile USA, Inc., Gtd. Notes	5.65	1/15/2053	200,000	201,910
T-Mobile USA, Inc., Gtd. Notes	5.80	9/15/2062	100,000	102,121
Verizon Communications, Inc., Sr. Unscd. Notes	1.75	1/20/2031	200,000	165,488
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	125,000	104,608
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	200,000	129,451
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	365,000	263,795
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	627,000	606,185
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	250,000	247,763
Vodafone Group PLC, Sr. Unscd. Notes	5.25	5/30/2048	180,000	170,435
Vodafone Group PLC, Sr. Unscd. Notes	5.63	2/10/2053	100,000	98,324
Vodafone Group PLC, Sr. Unscd. Notes	5.75	2/10/2063	30,000	29,454
Vodafone Group PLC, Sr. Unscd. Notes	7.88	2/15/2030	125,000	144,040
				6,663,723
Transportation - .4%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	300,000	333,203
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	7.00	12/15/2025	100,000	102,980
Canadian Pacific Railway Co., Gtd. Notes	4.95	8/15/2045	150,000	140,216
Canadian Pacific Railway Co., Gtd. Notes	6.13	9/15/2115	100,000	105,422
CSX Corp., Sr. Unscd. Notes	3.80	3/1/2028	200,000	195,115
CSX Corp., Sr. Unscd. Notes	4.30	3/1/2048	50,000	42,899
CSX Corp., Sr. Unscd. Notes	4.75	11/15/2048	100,000	92,079
FedEx Corp., Gtd. Notes	4.10	2/1/2045	100,000	81,200
FedEx Corp., Gtd. Notes	4.95	10/17/2048	100,000	91,460
Norfolk Southern Corp., Sr. Unscd. Notes	5.05	8/1/2030	100,000	101,936
Norfolk Southern Corp., Sr. Unscd. Notes	5.35	8/1/2054	100,000	98,125
Norfolk Southern Corp., Sr. Unscd. Notes	5.55	3/15/2034	100,000	104,675
Union Pacific Corp., Sr. Unscd. Notes	3.80	4/6/2071	55,000	40,258
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	243,000	184,789
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	50,000	36,792
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	105,000	103,398
United Parcel Service, Inc., Sr. Unscd. Notes	3.75	11/15/2047	80,000	62,989

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Transportation - .4% (continued)
United Parcel Service, Inc., Sr. Unscd. Notes	4.88	3/3/2033	100,000	[a]	100,863
United Parcel Service, Inc., Sr. Unscd. Notes	6.20	1/15/2038	100,000		111,022
				2,129,421
U.S. Government Agencies Collateralized Municipal-Backed Securities - .8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K056, Cl. A2	2.53	5/25/2026	250,000	[c]	240,944
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K103, Cl. A2	2.65	11/25/2029	400,000	[c]	368,676
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K104, Cl. A2	2.25	1/25/2030	400,000	[c]	360,639
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K106, Cl. A1	1.78	10/25/2029	172,815	[c]	159,778
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K112, Cl. A2	1.31	5/25/2030	200,000	[c]	169,329
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K126, Cl. A2	2.07	1/25/2031	400,000	[c]	349,203
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1514, Cl. A2	2.86	10/25/2034	400,000	[c]	344,561
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1516, Cl. A2	1.72	5/25/2035	400,000	[c]	303,616
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1521, Cl. A2	2.18	8/25/2036	300,000	[c]	233,420
Federal National Mortgage Association, ACES, Ser. 2017-M12, Cl. A2	3.06	6/25/2027	619,768	[c]	597,564
Federal National Mortgage Association, ACES, Ser. 2018-M1, Cl. A2	2.99	12/25/2027	264,903	[c]	253,650
Federal National Mortgage Association, ACES, Ser. 2018-M10, Cl. A2	3.36	7/25/2028	198,993	[c]	192,378
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2	2.89	6/25/2029	244,888	[c]	229,597
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A2	2.44	10/25/2029	400,000	[c]	363,933
Federal National Mortgage Association, ACES, Ser. 2020-M14, Cl. A2	1.78	5/25/2030	291,010	[c]	253,437
Federal National Mortgage Association, ACES, Ser. 2022-M1, Cl. A2	1.67	10/25/2031	200,000	[c]	166,259
				4,586,984

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Government Agencies Mortgage-Backed - 26.9%
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036-3/1/2052			3,594,343	[c]	2,909,784
2.00%, 8/1/2028-4/1/2052			13,008,844	[c]	10,722,056
2.50%, 3/1/2028-5/1/2052			10,822,918	[c]	9,330,716
3.00%, 10/1/2026-3/1/2052			5,891,573	[c]	5,343,928
3.50%, 11/1/2025-7/1/2052			3,515,959	[c]	3,275,621
4.00%, 1/1/2025-7/1/2052			2,697,438	[c]	2,587,489
4.50%, 9/1/2024-11/1/2052			1,944,336	[c]	1,904,849
5.00%, 4/1/2025-2/1/2048			434,276	[c]	439,977
5.50%, 5/1/2027-2/1/2053			308,077	[c]	311,739
6.00%, 6/1/2028-7/1/2039			208,208	[c]	214,749
6.25%, 8/1/2034, (1 Year U.S.Treasury Yield Curve Constant Rate +2.25%)			197	[c,d]	202
6.50%, 4/1/2026-9/1/2037			48,541	[c]	50,205
7.00%, 1/1/2028-9/1/2031			4,507	[c]	4,669
7.50%, 8/1/2025-7/1/2030			666	[c]	676
8.00%, 5/1/2026-10/1/2031			1,295	[c]	1,321
8.50%, 6/1/2030			114	[c]	120
Federal National Mortgage Association:
1.50%			675,000	[c,e]	589,574
1.50%, 9/1/2035-9/1/2051			4,170,169	[c]	3,423,628
2.00%			4,875,000	[c,e]	3,989,528
2.00%, 7/1/2028-6/1/2052			18,504,428	[c]	15,304,444
2.50%, 7/1/2027-5/1/2052			15,756,177	[c]	13,506,148
3.00%, 10/1/2026-3/1/2052			11,511,842	[c]	10,388,664
3.50%			50,000	[c,e]	48,081
3.50%, 8/1/2025-6/1/2052			7,055,552	[c]	6,578,749
4.00%, 11/1/2024-9/1/2052			4,404,095	[c]	4,232,052
4.00%			500,000	[c,e]	475,077
4.50%, 9/1/2030-4/1/2049			1,313,044	[c]	1,297,719
4.50%			1,850,000	[c,e]	1,786,058
5.00%			4,050,000	[c,e]	3,991,826
5.00%, 11/1/2028-6/1/2049			636,102	[c]	643,712
5.50%			5,325,000	[c,e]	5,335,324
5.50%, 1/1/2032-12/1/2038			348,302	[c]	354,421
6.00%			4,500,000	[c,e]	4,564,661
6.00%, 1/1/2026-11/1/2038			436,404	[c]	450,324
6.50%, 2/1/2028-10/1/2037			107,034	[c]	110,435
6.50%			3,075,000	[c,e]	3,153,717
7.00%, 9/1/2026-7/1/2032			8,011	[c]	8,282
7.00%			850,000	[c,e]	878,684
7.50%, 4/1/2026-6/1/2031			4,632	[c]	4,680
8.00%, 5/1/2027-8/1/2030			731	[c]	747
8.50%, 7/1/2030			89	[c]	94

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Government Agencies Mortgage-Backed - 26.9% (continued)
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046			88,465		77,641
3.00%, 9/15/2042-8/15/2045			438,048		398,064
3.50%, 2/15/2026-8/15/2045			299,380		282,514
4.00%, 2/15/2041-9/15/2045			341,732		328,141
4.50%, 3/15/2039-2/15/2041			337,013		334,414
5.00%, 7/15/2033-4/15/2040			452,992		459,303
5.50%, 2/15/2033-11/15/2038			171,157		175,368
6.00%, 1/15/2029-10/15/2036			58,077		59,662
6.50%, 8/15/2029-11/15/2033			16,677		17,059
7.00%, 10/15/2027-8/15/2032			17,504		17,806
7.50%, 12/15/2026-11/15/2030			5,441		5,452
8.00%, 12/15/2029-3/15/2032			2,627		2,763
8.25%, 6/15/2027			169		170
8.50%, 10/15/2026			791		792
Government National Mortgage Association II:
2.00%			1,525,000	[e]	1,264,260
2.00%, 9/20/2050-5/20/2052			5,382,213		4,465,678
2.50%			75,000	[e]	64,554
2.50%, 3/20/2027-7/20/2052			7,070,952		6,101,402
3.00%, 1/20/2028-5/20/2052			5,931,524		5,365,360
3.50%, 9/20/2028-9/20/2052			4,374,445		4,080,630
4.00%, 9/20/2043-9/20/2052			1,898,196		1,824,203
4.00%			450,000	[e]	425,063
4.50%			500,000	[e]	484,481
4.50%, 7/20/2041-8/20/2052			1,578,264		1,554,702
5.00%, 9/20/2040-2/20/2049			123,203		124,884
5.00%			1,925,000	[e]	1,903,782
5.50%			2,325,000	[e]	2,332,338
5.50%, 10/20/2031-6/20/2041			30,252		31,301
6.00%			1,950,000	[e]	1,973,108
6.50%, 2/20/2028			91		93
6.50%			1,025,000	[e]	1,044,263
7.00%			350,000	[e]	357,354
8.50%, 7/20/2025			8		8
				153,771,343
U.S. Government Agencies Obligations - .9%
Federal Farm Credit Bank Funding Corp., Bonds	1.65	7/23/2035	200,000		148,940
Federal Farm Credit Bank Funding Corp., Bonds	4.82	6/23/2026	1,000,000		997,278
Federal Home Loan Bank, Bonds	3.25	11/16/2028	500,000		485,354
Federal Home Loan Bank, Bonds	5.50	7/15/2036	480,000		535,997
Federal Home Loan Mortgage Corp., Notes	0.80	10/27/2026	125,000	[c]	115,554
Federal Home Loan Mortgage Corp., Unscd. Notes	0.38	9/23/2025	500,000	[c]	476,388

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Government Agencies Obligations - .9% (continued)
Federal National Mortgage Association, Notes	0.38	8/25/2025	500,000	[c]	477,783
Federal National Mortgage Association, Notes	0.88	12/18/2026	325,000	[c]	300,041
Federal National Mortgage Association, Notes	1.88	9/24/2026	1,000,000	[c]	951,343
Federal National Mortgage Association, Notes	6.25	5/15/2029	540,000	[a,c]	594,076
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	150,000		159,037
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000		191,379
				5,433,170
U.S. Treasury Securities - 43.0%
U.S. Treasury Bonds	1.13	5/15/2040	2,360,000		1,508,787
U.S. Treasury Bonds	1.25	5/15/2050	500,000		256,904
U.S. Treasury Bonds	1.38	11/15/2040	170,000		111,473
U.S. Treasury Bonds	1.38	8/15/2050	795,000		421,195
U.S. Treasury Bonds	1.63	11/15/2050	3,060,000		1,733,681
U.S. Treasury Bonds	1.75	8/15/2041	575,000	[a]	394,201
U.S. Treasury Bonds	1.88	11/15/2051	1,995,000		1,197,779
U.S. Treasury Bonds	1.88	2/15/2051	670,000		404,800
U.S. Treasury Bonds	1.88	2/15/2041	690,000		489,401
U.S. Treasury Bonds	2.00	11/15/2041	1,405,000		999,553
U.S. Treasury Bonds	2.00	2/15/2050	1,145,000		719,449
U.S. Treasury Bonds	2.00	8/15/2051	2,090,000		1,297,351
U.S. Treasury Bonds	2.25	8/15/2049	525,000		350,991
U.S. Treasury Bonds	2.25	8/15/2046	875,000		603,750
U.S. Treasury Bonds	2.25	2/15/2052	1,220,000		803,985
U.S. Treasury Bonds	2.38	11/15/2049	640,000		439,287
U.S. Treasury Bonds	2.38	5/15/2051	1,975,000		1,343,926
U.S. Treasury Bonds	2.50	5/15/2046	950,000		690,754
U.S. Treasury Bonds	2.50	2/15/2045	1,825,000		1,346,971
U.S. Treasury Bonds	2.75	8/15/2047	1,375,000		1,035,225
U.S. Treasury Bonds	2.75	11/15/2042	982,000		777,084
U.S. Treasury Bonds	2.75	8/15/2042	175,000		139,104
U.S. Treasury Bonds	2.88	5/15/2043	1,575,000		1,262,338
U.S. Treasury Bonds	2.88	11/15/2046	385,000		298,706
U.S. Treasury Bonds	2.88	5/15/2052	1,415,000		1,072,028
U.S. Treasury Bonds	2.88	5/15/2049	2,271,000		1,732,702
U.S. Treasury Bonds	3.00	8/15/2048	875,000	[a]	685,627
U.S. Treasury Bonds	3.00	8/15/2052	1,160,000		901,855
U.S. Treasury Bonds	3.00	5/15/2042	320,000		265,300
U.S. Treasury Bonds	3.00	2/15/2047	1,135,000		898,645
U.S. Treasury Bonds	3.00	11/15/2044	37,000		29,838
U.S. Treasury Bonds	3.13	2/15/2042	175,000		148,429
U.S. Treasury Bonds	3.13	8/15/2044	471,000		388,428
U.S. Treasury Bonds	3.13	2/15/2043	165,000		137,891
U.S. Treasury Bonds	3.25	5/15/2042	365,000		313,344
U.S. Treasury Bonds	3.38	8/15/2042	540,000		471,108

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Treasury Securities - 43.0% (continued)
U.S. Treasury Bonds	3.38	5/15/2044	915,000		785,846
U.S. Treasury Bonds	3.38	11/15/2048	1,640,000		1,374,333
U.S. Treasury Bonds	3.50	2/15/2039	640,000	[a]	594,300
U.S. Treasury Bonds	3.63	5/15/2053	2,170,000	[a]	1,907,566
U.S. Treasury Bonds	3.63	2/15/2053	300,000		263,572
U.S. Treasury Bonds	3.63	8/15/2043	615,000		550,881
U.S. Treasury Bonds	3.63	2/15/2044	1,723,000		1,539,460
U.S. Treasury Bonds	3.75	11/15/2043	1,730,000		1,575,381
U.S. Treasury Bonds	3.75	8/15/2041	1,550,000		1,445,496
U.S. Treasury Bonds	3.88	5/15/2043	1,055,000		982,077
U.S. Treasury Bonds	3.88	8/15/2040	270,000		258,525
U.S. Treasury Bonds	3.88	2/15/2043	1,060,000		988,429
U.S. Treasury Bonds	4.00	11/15/2042	415,000		394,696
U.S. Treasury Bonds	4.00	11/15/2052	560,000		526,947
U.S. Treasury Bonds	4.13	8/15/2053	1,790,000		1,721,966
U.S. Treasury Bonds	4.25	11/15/2040	330,000	[a]	330,045
U.S. Treasury Bonds	4.25	5/15/2039	880,000		885,930
U.S. Treasury Bonds	4.25	2/15/2054	820,000		806,611
U.S. Treasury Bonds	4.38	8/15/2043	390,000		388,218
U.S. Treasury Bonds	4.38	5/15/2040	130,000		132,298
U.S. Treasury Bonds	4.38	2/15/2038	40,000		41,116
U.S. Treasury Bonds	4.38	11/15/2039	375,000		382,104
U.S. Treasury Bonds	4.38	5/15/2041	890,000		901,386
U.S. Treasury Bonds	4.50	2/15/2044	335,000		338,455
U.S. Treasury Bonds	4.50	8/15/2039	100,000		103,313
U.S. Treasury Bonds	4.63	5/15/2054	1,000,000		1,047,344
U.S. Treasury Bonds	4.63	5/15/2044	335,000	[a]	344,082
U.S. Treasury Bonds	4.75	11/15/2043	360,000		376,087
U.S. Treasury Bonds	4.75	11/15/2053	1,750,000		1,868,398
U.S. Treasury Bonds	4.75	2/15/2041	1,185,000		1,256,308
U.S. Treasury Bonds	6.00	2/15/2026	1,490,000	[a]	1,528,851
U.S. Treasury Bonds	6.13	11/15/2027	85,000		90,581
U.S. Treasury Bonds	6.50	11/15/2026	1,225,000	[a]	1,297,974
U.S. Treasury Bonds	6.75	8/15/2026	1,405,000		1,477,775
U.S. Treasury Notes	0.25	8/31/2025	2,015,000		1,921,295
U.S. Treasury Notes	0.25	9/30/2025	290,000		275,721
U.S. Treasury Notes	0.25	10/31/2025	750,000		710,947
U.S. Treasury Notes	0.38	1/31/2026	730,000		687,041
U.S. Treasury Notes	0.38	11/30/2025	345,000		326,571
U.S. Treasury Notes	0.38	9/30/2027	520,000		463,897
U.S. Treasury Notes	0.38	7/31/2027	450,000		403,603
U.S. Treasury Notes	0.50	10/31/2027	240,000		214,420
U.S. Treasury Notes	0.50	2/28/2026	440,000		413,832
U.S. Treasury Notes	0.50	6/30/2027	220,000		198,636

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Treasury Securities - 43.0% (continued)
U.S. Treasury Notes	0.50	4/30/2027	935,000		848,549
U.S. Treasury Notes	0.63	12/31/2027	2,170,000		1,937,191
U.S. Treasury Notes	0.63	7/31/2026	1,585,000		1,475,629
U.S. Treasury Notes	0.63	8/15/2030	3,031,000		2,493,826
U.S. Treasury Notes	0.63	11/30/2027	2,015,000		1,803,031
U.S. Treasury Notes	0.75	3/31/2026	1,275,000		1,200,965
U.S. Treasury Notes	0.75	8/31/2026	1,725,000		1,606,103
U.S. Treasury Notes	0.88	9/30/2026	900,000		838,740
U.S. Treasury Notes	0.88	11/15/2030	875,000		726,831
U.S. Treasury Notes	1.00	7/31/2028	1,145,000		1,020,034
U.S. Treasury Notes	1.13	10/31/2026	2,890,000		2,701,134
U.S. Treasury Notes	1.13	2/15/2031	2,985,000		2,506,525
U.S. Treasury Notes	1.13	8/31/2028	1,915,000		1,711,232
U.S. Treasury Notes	1.25	3/31/2028	1,265,000		1,147,246
U.S. Treasury Notes	1.25	11/30/2026	1,910,000		1,786,783
U.S. Treasury Notes	1.25	12/31/2026	1,320,000		1,233,375
U.S. Treasury Notes	1.25	9/30/2028	2,500,000		2,241,455
U.S. Treasury Notes	1.25	5/31/2028	2,410,000		2,177,567
U.S. Treasury Notes	1.25	4/30/2028	1,530,000		1,384,949
U.S. Treasury Notes	1.38	12/31/2028	1,500,000	[a]	1,344,346
U.S. Treasury Notes	1.38	11/15/2031	3,670,000		3,068,751
U.S. Treasury Notes	1.38	10/31/2028	1,650,000		1,484,549
U.S. Treasury Notes	1.50	2/15/2030	1,105,000		971,148
U.S. Treasury Notes	1.50	11/30/2028	2,600,000		2,347,414
U.S. Treasury Notes	1.50	1/31/2027	755,000	[a]	708,181
U.S. Treasury Notes	1.63	5/15/2031	3,670,000		3,163,368
U.S. Treasury Notes	1.63	9/30/2026	239,000		226,275
U.S. Treasury Notes	1.63	5/15/2026	1,000,000		953,555
U.S. Treasury Notes	1.75	1/31/2029	2,455,000		2,233,954
U.S. Treasury Notes	1.88	2/28/2027	2,325,000		2,197,897
U.S. Treasury Notes	1.88	6/30/2026	1,746,000		1,669,135
U.S. Treasury Notes	1.88	2/15/2032	3,635,000		3,136,465
U.S. Treasury Notes	1.88	2/28/2029	1,170,000		1,069,133
U.S. Treasury Notes	2.00	8/15/2025	383,000		372,694
U.S. Treasury Notes	2.00	11/15/2026	2,015,000		1,920,232
U.S. Treasury Notes	2.25	11/15/2027	605,000		571,950
U.S. Treasury Notes	2.25	8/15/2027	1,180,000		1,119,225
U.S. Treasury Notes	2.25	3/31/2026	1,450,000		1,400,553
U.S. Treasury Notes	2.25	2/15/2027	1,510,000	[a]	1,442,227
U.S. Treasury Notes	2.25	11/15/2025	500,000		485,703
U.S. Treasury Notes	2.38	3/31/2029	1,585,000		1,479,003
U.S. Treasury Notes	2.38	5/15/2029	1,300,000		1,211,488
U.S. Treasury Notes	2.38	5/15/2027	1,875,000		1,790,552
U.S. Treasury Notes	2.38	4/30/2026	481,200		465,241

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Treasury Securities - 43.0% (continued)
U.S. Treasury Notes	2.50	3/31/2027	1,395,000		1,339,745
U.S. Treasury Notes	2.63	1/31/2026	480,000	[a]	467,306
U.S. Treasury Notes	2.63	2/15/2029	1,950,000		1,842,826
U.S. Treasury Notes	2.63	7/31/2029	350,000		329,287
U.S. Treasury Notes	2.75	4/30/2027	860,000	[a]	830,085
U.S. Treasury Notes	2.75	8/15/2032	1,630,000		1,489,667
U.S. Treasury Notes	2.75	2/15/2028	2,320,000		2,223,122
U.S. Treasury Notes	2.75	7/31/2027	905,000		871,628
U.S. Treasury Notes	2.88	5/15/2032	2,975,000		2,751,991
U.S. Treasury Notes	2.88	4/30/2029	1,685,000		1,607,003
U.S. Treasury Notes	3.00	9/30/2025	80,000		78,534
U.S. Treasury Notes	3.13	8/15/2025	2,285,000		2,249,220
U.S. Treasury Notes	3.13	11/15/2028	1,095,000		1,058,728
U.S. Treasury Notes	3.13	8/31/2027	600,000		583,969
U.S. Treasury Notes	3.25	6/30/2027	2,190,000		2,141,880
U.S. Treasury Notes	3.25	6/30/2029	885,000		857,689
U.S. Treasury Notes	3.38	5/15/2033	620,000		589,872
U.S. Treasury Notes	3.50	4/30/2028	1,125,000		1,105,862
U.S. Treasury Notes	3.50	1/31/2028	1,125,000		1,106,367
U.S. Treasury Notes	3.50	2/15/2033	1,730,000		1,663,773
U.S. Treasury Notes	3.50	9/15/2025	775,000		765,403
U.S. Treasury Notes	3.63	5/15/2026	1,990,000		1,965,553
U.S. Treasury Notes	3.63	5/31/2028	1,000,000		987,363
U.S. Treasury Notes	3.63	3/31/2028	860,000		849,250
U.S. Treasury Notes	3.75	12/31/2028	655,000		649,691
U.S. Treasury Notes	3.75	6/30/2030	1,250,000		1,236,475
U.S. Treasury Notes	3.75	4/15/2026	1,045,000		1,034,325
U.S. Treasury Notes	3.88	9/30/2029	405,000		403,711
U.S. Treasury Notes	3.88	8/15/2033	1,525,000		1,505,372
U.S. Treasury Notes	3.88	12/31/2027	1,135,000		1,130,123
U.S. Treasury Notes	3.88	11/30/2027	995,000		990,336
U.S. Treasury Notes	4.00	7/31/2029	1,750,000		1,756,084
U.S. Treasury Notes	4.00	7/31/2030	860,000		861,848
U.S. Treasury Notes	4.00	1/31/2029	1,500,000	[a]	1,503,369
U.S. Treasury Notes	4.00	12/15/2025	845,000		839,207
U.S. Treasury Notes	4.00	6/30/2028	1,800,000		1,801,266
U.S. Treasury Notes	4.00	2/15/2034	2,690,000		2,679,282
U.S. Treasury Notes	4.00	2/28/2030	1,755,000		1,759,250
U.S. Treasury Notes	4.00	2/29/2028	1,315,000		1,314,795
U.S. Treasury Notes	4.00	2/15/2026	1,035,000	[a]	1,028,066
U.S. Treasury Notes	4.00	10/31/2029	395,000		396,018
U.S. Treasury Notes	4.13	2/15/2027	1,130,000	[a]	1,129,426
U.S. Treasury Notes	4.13	7/31/2031	2,000,000		2,019,844
U.S. Treasury Notes	4.13	3/31/2031	1,195,000		1,206,437

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Treasury Securities - 43.0% (continued)
U.S. Treasury Notes	4.13	3/31/2029	1,195,000		1,204,289
U.S. Treasury Notes	4.13	6/15/2026	1,985,000		1,978,525
U.S. Treasury Notes	4.13	10/31/2027	1,605,000	[a]	1,609,577
U.S. Treasury Notes	4.13	7/31/2028	785,000		789,247
U.S. Treasury Notes	4.13	9/30/2027	965,000		967,658
U.S. Treasury Notes	4.13	11/15/2032	1,775,000		1,788,937
U.S. Treasury Notes	4.25	2/28/2029	1,335,000	[a]	1,352,757
U.S. Treasury Notes	4.25	1/31/2026	1,165,000		1,161,382
U.S. Treasury Notes	4.25	12/31/2025	1,260,000		1,255,496
U.S. Treasury Notes	4.25	10/15/2025	1,275,000		1,269,845
U.S. Treasury Notes	4.25	6/30/2031	1,875,000	[a]	1,907,520
U.S. Treasury Notes	4.25	6/30/2029	1,450,000	[a]	1,470,277
U.S. Treasury Notes	4.25	2/28/2031	1,175,000	[a]	1,194,690
U.S. Treasury Notes	4.25	3/15/2027	1,165,000		1,168,891
U.S. Treasury Notes	4.38	7/31/2026	1,415,000		1,418,151
U.S. Treasury Notes	4.38	5/15/2034	3,700,000	[a]	3,795,102
U.S. Treasury Notes	4.38	8/15/2026	1,025,000		1,027,162
U.S. Treasury Notes	4.38	7/15/2027	1,190,000		1,200,180
U.S. Treasury Notes	4.38	11/30/2028	1,235,000	[a]	1,255,672
U.S. Treasury Notes	4.38	8/31/2028	1,125,000		1,141,985
U.S. Treasury Notes	4.38	11/30/2030	1,405,000		1,437,299
U.S. Treasury Notes	4.38	12/15/2026	315,000		316,397
U.S. Treasury Notes	4.50	3/31/2026	1,375,000		1,377,095
U.S. Treasury Notes	4.50	4/15/2027	1,500,000	[a]	1,514,678
U.S. Treasury Notes	4.50	5/31/2029	1,550,000		1,588,811
U.S. Treasury Notes	4.50	5/15/2027	1,210,000		1,222,620
U.S. Treasury Notes	4.50	11/15/2033	1,390,000		1,438,107
U.S. Treasury Notes	4.50	7/15/2026	1,985,000		1,993,064
U.S. Treasury Notes	4.63	5/31/2031	500,000	[a]	519,570
U.S. Treasury Notes	4.63	6/30/2026	1,900,000	[a]	1,911,207
U.S. Treasury Notes	4.63	9/30/2028	1,185,000		1,214,486
U.S. Treasury Notes	4.63	6/15/2027	1,200,000		1,218,141
U.S. Treasury Notes	4.63	9/15/2026	1,065,000		1,073,258
U.S. Treasury Notes	4.63	4/30/2031	2,170,000		2,254,554
U.S. Treasury Notes	4.63	2/28/2026	800,000		802,156
U.S. Treasury Notes	4.63	11/15/2026	1,080,000		1,090,062
U.S. Treasury Notes	4.63	4/30/2029	2,050,000		2,110,579
U.S. Treasury Notes	4.63	3/15/2026	1,400,000		1,404,676
U.S. Treasury Notes	4.88	10/31/2028	900,000	[a]	931,781
U.S. Treasury Notes	4.88	10/31/2030	1,200,000		1,260,281
U.S. Treasury Notes	4.88	5/31/2026	1,525,000		1,539,267
U.S. Treasury Notes	4.88	4/30/2026	1,445,000	[a]	1,457,192
U.S. Treasury Notes	4.88	11/30/2025	1,215,000		1,219,912
U.S. Treasury Notes	5.00	10/31/2025	960,000		964,425

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Treasury Securities - 43.0% (continued)
U.S. Treasury Notes	5.00	8/31/2025	1,050,000	1,053,056
U.S. Treasury Notes	5.00	9/30/2025	1,280,000	1,284,925
				245,624,398
Utilities - 2.3%
AEP Texas, Inc., Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	200,000	137,013
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	150,000	102,374
Alabama Power Co., Sr. Unscd. Notes, Ser. B	3.70	12/1/2047	100,000	77,171
Ameren Illinois Co., First Mortgage Bonds	1.55	11/15/2030	100,000	83,383
Ameren Illinois Co., First Mortgage Bonds	4.50	3/15/2049	100,000	87,506
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	110,000	85,903
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	150,000	121,918
Atmos Energy Corp., Sr. Unscd. Notes	1.50	1/15/2031	150,000	123,199
Atmos Energy Corp., Sr. Unscd. Notes	5.90	11/15/2033	200,000	213,502
Atmos Energy Corp., Sr. Unscd. Notes	6.20	11/15/2053	100,000	110,577
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	200,000	153,098
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	5.15	11/15/2043	250,000	242,503
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2049	100,000	80,185
Consolidated Edison Company of New York, Inc., Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/2036	200,000	219,064
Consolidated Edison Company of New York, Inc., Sr. Unscd. Notes	5.50	3/15/2034	100,000	104,474
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.75	3/15/2054	100,000	99,715
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	200,000	214,699
Consumers Energy Co., First Mortgage Bonds	2.65	8/15/2052	58,000	36,939
Consumers Energy Co., First Mortgage Bonds	4.90	2/15/2029	100,000	101,320
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. A	1.45	4/15/2026	200,000	188,651
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	200,000	184,452
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	107,198
DTE Electric Co., First Mortgage Bonds	2.95	3/1/2050	100,000	66,608
DTE Electric Co., First Mortgage Bonds, Ser. C	2.63	3/1/2031	150,000	132,387
Duke Energy Carolinas LLC, First Mortgage Bonds	2.45	2/1/2030	200,000	179,206
Duke Energy Carolinas LLC, First Mortgage Bonds	3.20	8/15/2049	200,000	139,228
Duke Energy Corp., Sr. Unscd. Notes	4.50	8/15/2032	200,000	192,034
Duke Energy Corp., Sr. Unscd. Notes	5.45	6/15/2034	200,000	203,095
Duke Energy Florida LLC, First Mortgage Bonds	6.40	6/15/2038	150,000	165,828
Duke Energy Ohio, Inc., First Mortgage Bonds	5.65	4/1/2053	200,000	201,360
Duke Energy Progress LLC, First Mortgage Bonds	5.10	3/15/2034	100,000	101,581
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A2	2.39	7/1/2037	150,000	123,995
Emera US Finance LP, Gtd. Notes	4.75	6/15/2046	100,000	84,408

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Utilities - 2.3% (continued)
Entergy Arkansas LLC, First Mortgage Bonds	5.45	6/1/2034	100,000		103,305
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	100,000		83,081
Entergy Texas, Inc., First Mortgage Bonds	5.80	9/1/2053	100,000		103,412
Evergy Kansas Central, Inc., First Mortgage Bonds	3.45	4/15/2050	150,000		105,982
Evergy Metro, Inc., Mortgage Bonds	4.95	4/15/2033	100,000		99,652
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	100,000		81,994
Florida Power & Light Co., First Mortgage Bonds	4.05	10/1/2044	200,000		169,354
Georgia Power Co., Sr. Unscd. Notes	3.25	3/30/2027	250,000		241,628
Hydro-Quebec, Govt. Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000		24,750
Idaho Power Co., First Mortgage Notes, Ser. K	4.20	3/1/2048	217,000		175,661
Indiana Michigan Power Co., Sr. Unscd. Notes	6.05	3/15/2037	300,000		321,216
Interstate Power & Light Co., Sr. Unscd. Debs.	3.70	9/15/2046	150,000		113,135
Interstate Power & Light Co., Sr. Unscd. Notes	4.10	9/26/2028	150,000		146,368
National Rural Utilities Cooperative Finance Corp., Scd. Notes	4.15	12/15/2032	200,000		189,991
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.45	3/13/2026	100,000		99,393
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.15	6/15/2029	100,000		102,258
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	5.65	5/1/2079	150,000		145,467
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.90	2/28/2028	100,000		100,539
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.00	2/28/2030	100,000		101,413
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	2/28/2033	100,000	[a]	99,646
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.25	2/28/2053	30,000	[a]	28,538
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.75	9/1/2025	100,000		100,718
NiSource, Inc., Sr. Unscd. Notes	0.95	8/15/2025	200,000		191,660
NiSource, Inc., Sr. Unscd. Notes	1.70	2/15/2031	150,000		122,667
Northern States Power Co., First Mortgage Bonds	5.65	6/15/2054	100,000		102,801
Ohio Power Co., Sr. Unscd. Notes	5.65	6/1/2034	100,000		102,862
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.95	9/15/2052	100,000		92,951
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.75	3/15/2029	170,000		178,098
Pacific Gas & Electric Co., First Mortgage Bonds	3.15	1/1/2026	310,000		301,300
Pacific Gas & Electric Co., First Mortgage Bonds	4.50	7/1/2040	215,000		183,058
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	245,000		209,044
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	150,000		117,979
PacifiCorp, First Mortgage Bonds	5.30	2/15/2031	100,000		101,634
PacifiCorp, First Mortgage Bonds	5.80	1/15/2055	100,000		99,356
PECO Energy Co., First Mortgage Bonds	2.85	9/15/2051	200,000		128,104
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.72	6/1/2037	100,000		97,869
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A4	5.21	12/1/2047	100,000		99,314
PPL Electric Utilities Corp., First Mortgage Bonds	3.00	10/1/2049	100,000		68,338
Progress Energy, Inc., Sr. Unscd. Notes	7.75	3/1/2031	280,000		321,589

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Utilities - 2.3% (continued)
Public Service Electric & Gas Co., First Mortgage Bonds	5.45	8/1/2053	100,000		101,306
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	0.80	8/15/2025	150,000		143,300
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	200,000		166,494
Puget Sound Energy, Inc., Sr. Scd. Notes	3.25	9/15/2049	150,000		102,226
San Diego Gas & Electric Co., First Mortgage Bonds	4.95	8/15/2028	100,000		101,274
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	100,000		70,845
San Diego Gas & Electric Co., Sr. Scd. Bonds, Ser. VVV	1.70	10/1/2030	100,000		84,505
Sempra, Sr. Unscd. Notes	4.00	2/1/2048	50,000		39,231
Southern California Edison Co., First Mortgage Bonds	5.95	11/1/2032	200,000		211,826
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	300,000		221,674
Southern California Edison Co., Sr. Unscd. Notes	6.65	4/1/2029	200,000		213,667
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. 21A	3.15	9/30/2051	200,000		129,022
Southernwestern Public Service Co., First Mortgage Bonds	3.40	8/15/2046	200,000		138,878
Southwestern Electric Power Co., Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	150,000		145,709
Tampa Electric Co., Sr. Unscd. Notes	4.35	5/15/2044	100,000		85,656
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	150,000		117,419
Virginia Electric & Power Co., Sr. Unscd. Notes	5.30	8/15/2033	100,000		101,656
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.75	5/15/2027	300,000		292,855
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. C	4.63	5/15/2052	100,000		87,249
Washington Gas Light Co., Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	150,000		117,348
WEC Energy Group, Inc., Sr. Unscd. Notes	5.15	10/1/2027	200,000		202,599
Wisconsin Electric Power Co., Sr. Unscd. Debs.	4.75	9/30/2032	200,000	[a]	200,717
Xcel Energy, Inc., Sr. Unscd. Notes	5.45	8/15/2033	100,000		101,405
Xcel Energy, Inc., Sr. Unscd. Notes	6.50	7/1/2036	200,000		216,157
				13,113,717
Total Bonds and Notes (cost $610,269,624)			576,203,118

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 5.1%
Registered Investment Companies - 5.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $29,180,124)	5.44	29,180,124	[f] 29,180,124

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,929,286)	5.44	4,929,286	[f] 4,929,286
Total Investments (cost $644,379,034)		106.7%	610,312,528
Liabilities, Less Cash and Receivables		(6.7%)	(38,537,432)
Net Assets		100.0%	571,775,096

a Security, or portion thereof, on loan. At July 31, 2024, the value of the fund’s securities on loan was $38,144,275 and the value of the collateral was $41,429,918, consisting of cash collateral of $4,929,286 and U.S. Government & Agency securities valued at $36,500,632. In addition, the value of collateral may include pending sales that are also on loan.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities were valued at $631,131 or .11% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Purchased on a forward commitment basis.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
BNY Mellon Bond Market Index Fund

July 31, 2024 (Unaudited)

TBA Sale Commitments
Description	Principal Amount ($)		Value ($)
Bonds and Notes - 1.3%
U.S. Government Agencies Mortgage-Backed - 1.3%
Federal National Mortgage Association
1.50%	(375,000)	[a]	(287,794)
2.50%	(1,875,000)	[a]	(1,623,241)
3.00%	(3,325,000)	[a]	(2,910,461)
3.50%	(1,275,000)	[a]	(1,156,966)
Government National Mortgage Association II
3.00%	(1,075,000)		(959,582)
3.50%	(625,000)		(574,662)
Total Sale Commitments (proceeds $7,394,056)		(7,512,706)

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

July 31, 2024 (Unaudited)

The following is a summary of the inputs used as of July 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	2,242,229	-	2,242,229
Commercial Mortgage-Backed	-	4,431,632	-	4,431,632
Corporate Bonds	-	149,876,237	-	149,876,237
Foreign Governmental	-	6,627,550	-	6,627,550
Investment Companies	34,109,410	-	-	34,109,410
Municipal Securities	-	3,609,575	-	3,609,575
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	4,586,984	-	4,586,984
U.S. Government Agencies Mortgage-Backed	-	153,771,343	-	153,771,343
U.S. Government Agencies Obligations	-	5,433,170	-	5,433,170
U.S. Treasury Securities	-	245,624,398	-	245,624,398
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	-	(7,512,706)	-	(7,512,706)

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At July 31, 2024, accumulated net unrealized depreciation on investments was $34,066,506, consisting of $4,164,365 gross unrealized appreciation and $34,066,506 gross unrealized depreciation.

At July 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.